MARCH 31, 2011

ANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
on **franklintempleton.com**

INTERNATIONAL

TEMPLETON BRIC FUND

Annual Report

Templeton BRIC Fund

Your Fund's Goal and Main Investments: Templeton BRIC Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of BRIC companies — those companies that are organized under the laws of, have a principal office in, or whose principal trading market is in Brazil, Russia, India or China (including the People's Republic of China, Hong Kong and Taiwan); or derive 50% or more of their total revenue or profit from, or have 50% or more of their assets in, BRIC countries.

Geographic Breakdown
Based on Total Net Assets as of 3/31/11

Brazil
31.6%
China Region*
29.5%
India
19.0%
Russia
18.2%
Kazakhstan
0.8%
Short-Term Investments & Other Net Assets
0.9%

*China region includes China, Hong Kong and Taiwan.

Economic and Market Overview

All four BRIC economies continued to report strong economic data. Brazil became the second emerging market to rank among the world's largest economies, overtaking the U.K. and France to become the fifth largest. Brazil recorded robust growth of 7.5% in 2010, its fastest rate since the mid-1980s, and a rapid recovery from a 0.6% contraction in 2009.[1] The Russian economy grew 4.0% in 2010, reversing a decline of 7.8% in 2009.[2] Growth in China accelerated to 10.3% in 2010, from 9.2% in 2009.[3] The Indian economy is expected to have grown about 8.6% for the 12 months ended March 31, 2011.[4]

1. Source: IBGE, Brazil.
2. Source: Federal Service of State Statistics, Russia.
3. Source: China Economic Information Network.
4. Source: Thomson Reuters.

Annual Report | 3

Unrest in the Middle East and North Africa in 2011 also disrupted the market recovery as investors became increasingly worried that contagion from the Middle East could spread and subsequently derail the global economic recovery. Concerns of an interruption in oil supplies due to turmoil in major oil-producing countries such as Libya led to a sharp oil price spike. High oil prices, coupled with rising food prices in many markets, further fueled slower global economic growth and inflation concerns. Investors also worried about the wider impact of Japan’s largest-ever earthquake, tsunami and radiation leakage from damage at the country’s nuclear plants.

The correction in equity prices was, however, short-lived as investors focused on the long-term opportunities and prospects of the wider emerging market asset class. For the 12-month period, the BRIC markets returned +12.23%, partly due to stronger domestic currencies, as measured by the Morgan Stanley Capital International (MSCI) Brazil, Russia, China, India (BRIC) Equity Index, which tracks stock performance in these countries.5 Brazil (+9.74%), India (+9.46%) and China (+9.58%) had roughly similar returns, while Russia outperformed with a +30.06% return, as higher commodity prices benefited the resource-rich country.5

Investment Strategy

Our investment strategy employs a fundamental, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins and liquidation value. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

Templeton BRIC Fund – Class A delivered a +12.47% cumulative total return for the 12 months ended March 31, 2011. In comparison, the MSCI BRIC Equity Index posted a +12.23% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental

5. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Annual Report

research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Manager’s Discussion

For the 12-month reporting period, notable contributors to absolute Fund performance included major Chinese coal producer Yanzhou Coal Mining; one of China’s largest oil and gas companies, PetroChina; and one of the world’s largest beer and soft drink producers, Ambev (Companhia De Bebidas Das Americas). As key beneficiaries of China’s robust economic growth, strong energy demand and higher commodity prices, Yanzhou Coal and PetroChina had stellar results for the reporting period. Ambev benefited from Brazil’s strong economic growth, higher income levels and growing domestic demand. In addition, Ambev’s exposure to regional markets further supported its business.

Among the Fund’s largest stock detractors were Brazilian oil and gas company Petrobras (Petroleo Brasileiro); India’s largest steel producer, Steel Authority of India (SAIL); and leading Indian iron ore miner and exporter Sesa Goa. All three stocks ended the reporting period with price declines. Lower oil prices led to a correction in Petrobras’ share price in the beginning of the reporting period. In the latter part of the period, however, a recovery triggered by higher oil prices offset some of the losses. Over the long term, we believe oil prices could continue to rise. Lower-than-expected corporate results led SAIL’s price to decline during the reporting period. We remain favorable toward SAIL because of the company’s diversified product range, wide distribution network and, in our view, attractive fundamentals, as well as strong domestic demand for steel. Despite higher iron ore and steel prices, Sesa Goa’s share price suffered from investor concerns about potential export tax increases. Taking a long-term view, however, we remain positive about the company because of what we consider its low valuation, strong balance sheet and high profitability.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended March 31, 2011, the U.S. dollar decreased in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Annual Report | 5

In the past 12 months, we identified what we considered attractive investment opportunities and initiated a position in Internet software and services and increased our holdings in homebuilding, construction and engineering, and diversified financial services companies. Major purchases included leading Chinese Internet services provider Tencent Holdings; one of India’s largest engineering and construction companies, Reliance Infrastructure; and Latin America’s leading stock exchange, BM&F BOVESPA. Our focus remained on companies we think are well positioned to benefit from growing consumer demand in BRIC markets, as well as the global economic recovery.

As a result of Fund redemptions and our search for more attractive stocks elsewhere in the investment universe, we sold selective holdings in Russia, Brazil and China via Hong Kong-listed H shares.6 We also sold some stocks that reached their sale price targets. These actions reduced holdings among coal and consumable fuels, oil and gas, and diversified banking companies. Major sales included shares of Petrobras and Russia’s largest oil company, LUKOIL. We also divested all of our holdings in Chinese coking coal and coke producer Hidili Industry International Development.

6. “H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.

6 | Annual Report

Thank you for your continued participation in Templeton BRIC Fund. We look forward to serving your future investment needs.

Portfolio Management Team Templeton BRIC Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 3/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in BRIC companies, which are located in, or operate in, emerging market countries, involve heightened risks related to the same factors, in addition to those associated with these companies’ smaller size, lesser liquidity and the lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund is a nondiversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares. All investments in emerging markets should be considered long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Past expense reductions by the Fund’s manager and administrator increased the Fund’s total returns. If the manager and administrator had not taken this action, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 8/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +6.30% and +2.32%.

7. Source: © 2011 Morningstar. The MSCI BRIC Equity Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Brazil, Russia, India and China.

10 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.11%; C: 2.81%; and Advisor: 1.81%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

12 | Annual Report

Templeton Global Investment Trust

Financial Highlights

Templeton BRIC Fund

Class A	Year Ended March 31, 2011	2010	2009	2008	2007[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$13.77	$ 7.17	$15.40	$13.04	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	0.02	0.01	0.09	(0.05)	(0.01)
Net realized and unrealized gains (losses)	1.68	6.63	(8.18)	2.91	3.12
Total from investment operations	1.70	6.64	(8.09)	2.86	3.11
Less distributions from:					
Net investment income	(0.03)	(0.04)	(0.14)	—	(0.05)
Net realized gains	—	—	—	(0.42)	(0.02)
Tax return of capital	—	—	—	(0.08)	—
Total distributions	(0.03)	(0.04)	(0.14)	(0.50)	(0.07)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$15.44	$13.77	$ 7.17	$15.40	$13.04
Total return[f]	12.47%	92.67%	(52.57)%	21.71%	31.12%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates	2.11%	2.15%	2.17%	2.09%	2.19%
Expenses net of waiver and payments by affiliates	2.11%	2.15%[h]	2.17%[h]	2.09%[h]	2.15%[h]
Net investment income (loss)	0.17%	0.04%	0.72%	(0.27)%	(0.11)%
Supplemental data					
Net assets, end of year (000's)	$595,870	$587,393	$238,253	$645,417	$212,714
Portfolio turnover rate	18.74%	21.71%	47.31%	40.49%	28.98%

[a]For the period June 1, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton BRIC Fund

Class C	Year Ended March 31, 2011	2010	2009	2008	2007[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$13.62	$ 7.14	$15.28	$12.99	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	(0.07)	(0.08)	0.01	(0.15)	(0.09)
Net realized and unrealized gains (losses)	1.65	6.59	(8.08)	2.88	3.13
Total from investment operations	1.58	6.51	(8.07)	2.73	3.04
Less distributions from:					
Net investment income	—	(0.03)	(0.07)	—	(0.03)
Net realized gains	—	—	—	(0.42)	(0.02)
Tax return of capital	—	—	—	(0.02)	—
Total distributions	—	(0.03)	(0.07)	(0.44)	(0.05)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of year	$15.20	$13.62	$ 7.14	$15.28	$12.99
Total return[f]	11.60%	91.24%	(52.81)%	20.81%	30.44%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates	2.81%	2.85%	2.82%	2.75%	2.84%
Expenses net of waiver and payments by affiliates	2.81%	2.85%[h]	2.82%[h]	2.75%[h]	2.80%[h]
Net investment income (loss)	(0.53)%	(0.66)%	0.07%	(0.93)%	(0.76)%
Supplemental data					
Net assets, end of year (000's)	$195,492	$192,625	$76,522	$196,535	$70,021
Portfolio turnover rate	18.74%	21.71%	47.31%	40.49%	28.98%

[a]For the period June 1, 2006 (commencement of operations) to March 31, 2007.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[h]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton BRIC Fund

Advisor Class	Year Ended March 31, 2011	2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the year)			
Net asset value, beginning of year	$13.77	$ 7.15	$15.01
Income from investment operations[b]:			
Net investment income (loss)[c]	0.03	(0.05)	0.05
Net realized and unrealized gains (losses)	1.72	6.72	(7.74)
Total from investment operations	1.75	6.67	(7.69)
Less distributions from net investment income	(0.10)	(0.05)	(0.17)
Net asset value, end of year	$15.42	$13.77	$ 7.15
Total return[d]	12.67%	93.41%	(51.22)%
Ratios to average net assets[e]			
Expenses	1.81%	1.85%[f]	1.88%[f]
Net investment income	0.47%	0.34%	1.01%
Supplemental data			
Net assets, end of year (000's)	$28,617	$15,920	$1,446
Portfolio turnover rate	18.74%	21.71%	47.31%

[a]For the period August 1, 2008 (effective date) to March 31, 2009.

[c]Based on average daily shares outstanding.

[f]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Statement of Investments, March 31, 2011

16 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 (continued)

Annual Report | 17

// Templeton Global Investment Trust

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton BRIC Fund	Shares	Value
Short Term Investments (Cost $10,614,236) 1.3%		
Money Market Funds 1.3%		
United States 1.3%		
[a,f] Institutional Fiduciary Trust Money Market Portfolio	10,614,236	$ 10,614,236
Total Investments (Cost $579,775,816) 100.4%		$823,606,282
Other Assets, less Liabilities (0.4)%		(3,627,011)
Net Assets 100.0%		$819,979,271

See Abbreviations on page 32.

[a] Non-income producing.

[d] At March 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[e] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the value of this security was $14,683,616, representing 1.79% of net assets.

[f] See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

March 31, 2011

	Templeton BRIC Fund
Class A:	
Net assets, at value	$ 595,870,209
Shares outstanding	38,580,972
Net asset value per share[a]	$15.44
Maximum offering price per share (net asset value per share ÷ 94.25%)	$16.38
Class C:	
Net assets, at value	$ 195,491,749
Shares outstanding	12,859,979
Net asset value and maximum offering price per share[a]	$15.20
Advisor Class:	
Net assets, at value	$ 28,617,313
Shares outstanding	1,855,433
Net asset value and maximum offering price per share	$15.42

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements

Templeton BRIC Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton BRIC Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Annual Report | 23

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

24 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of March 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of

Annual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions (continued)

America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

26 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Annual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Effective May 1, 2011, the Fund will pay fees based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for the class.

28 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

For the year ended March 31, 2011, the Fund paid transfer agent fees of $2,011,482, of which $1,012,111 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended March 31, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At March 31, 2011, the capital loss carryforwards were as follows:

Annual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended March 31, 2011 and 2010, was as follows:

At March 31, 2011, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2011, aggregated $140,268,052 and $195,945,682, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

30 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended March 31, 2011, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton BRIC Fund

10. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2011, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS Selected Portfolio ADR - American Depository Receipt GDR - Global Depository Receipt

32 | Annual Report

Templeton Global Investment Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton BRIC Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton BRIC Fund (the “Fund”) at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California May 18, 2011

Annual Report | 33

Templeton Global Investment Trust

Tax Designation (unaudited)

Templeton BRIC Fund

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $8,740,139 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

34 | Annual Report

Templeton Global Investment Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Harris J. Ashton (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 1994	130	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Ann Torre Bates (1958) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2008	32	SLM Corporation (Sallie Mae), Ares Capital Corporation (specialty finance company) and Allied Capital Corporation (financial services) (2003-2010).
Principal Occupation During Past 5 Years: Independent strategic and financial consultant; and **formerly,** Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).				
Frank J. Crothers (1944) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	Fortis, Inc. (utility holding company) and AML Foods Limited (retail distributors).
Principal Occupation During Past 5 Years: Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and **formerly,** Chairman, Atlantic Equipment and Power Ltd. (1977-2003).				
Edith E. Holiday (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Lead Independent Trustee	Trustee since 1996 and Lead Independent Trustee since 2007	130	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

Annual Report | 35

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
J. Michael Luttig (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394	Trustee	Since 2009	130	Boeing Capital Corporation (aircraft financing).
Principal Occupation During Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
David W. Niemiec (1949) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	24	Emeritus Corporation (assisted living) (1999-2010) and OSI Pharmaceuticals, Inc. (pharmaceutical products) (2006-2010).
Principal Occupation During Past 5 Years: Advisor, Saratoga Partners (private equity fund); and **formerly,** Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).				
Frank A. Olson (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2003	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
Constantine D. Tseretopoulos (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	None
Principal Occupation During Past 5 Years: Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and **formerly,** Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).				

36 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert E. Wade (1946) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	39	El Oro Ltd (investments).

Principal Occupation During Past 5 Years:
Attorney at law engaged in private practice (1973-2009) and member of various boards.

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee, Chairman of the Board and Vice President	Trustee and Vice President since 1994 and Chairman of the Board since 1995	130	None

Principal Occupation During Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2006	88	None

Principal Occupation During Past 5 Years:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Annual Report | 37

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1996	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
Gary P. Motyl (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	President and Chief Executive Officer – Investment Management	Since 2007	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.				

38 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of
Franklin Resources, Inc. (Resources), which is the parent company of the Trust’s investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.
Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and
Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since
2008. She currently serves as a director of SLM Corporation and Ares Capital Corporation and was formerly a director of Allied Capital Corporation from 2003 to 2010, Executive
Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a member of the Fund Audit
Committee since 2006, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice
Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that
Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission
Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Annual Report | 39

Templeton Global Investment Trust

Shareholder Information

Templeton BRIC Fund

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Templeton BRIC Fund, one of the separate funds comprising Templeton Global Investment Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

40 | Annual Report

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton BRIC Fund

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report for the Fund showed performance of its Class A shares for 2010 and the previous three years, being the Fund’s first four full years of operation, in comparison with a Lipper performance universe consisting of all retail and institutional emerging market funds. The Lipper report showed the Fund’s total return in 2010 to be in the fifth or lowest performing quintile of such universe, in 2009 to be in the first or best performing quintile of such universe, in 2008 to be in the fifth or lowest performing quintile of such universe, and in 2007 to be in the first or best performing quintile of such universe. While intending to monitor continuing performance, the

Annual Report | 41

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton BRIC Fund

Board Review of Investment Management Agreement (continued)

Board believed the Fund’s overall performance as set forth in the Lipper report to be acceptable, noting the particularly volatile nature of those markets in which the Fund invests existing during the period covered by the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report for the Fund showed both its contractual investment management fee rate and its actual total expense ratio to be the highest in its Lipper expense group. While acknowledging cost factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers and research staff, and the depth of the Manager’s physical presence and coverage in emerging markets geographical areas, the Board believed it appropriate to reduce the Fund’s investment management fee and negotiated with the Manager downward revisions in such fee as discussed under “Economies of Scale.”

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In

42 | Annual Report

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton BRIC Fund

Board Review of Investment Management Agreement (continued)

reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints so that as the Fund grows in size, its effective management fee rate declines. The current management advisory fee schedule of the Fund provides a rate of 1.25% on the first $1 billion of Fund net assets; 1.20% on the next $4 billion of Fund net assets; 1.15% on the next $5 billion of Fund net assets; 1.10% on the next $5 billion of Fund net assets; 1.05% on the next $5 billion of Fund net assets; and 1.00% on net assets in excess of $20 billion. The Board negotiated with management downward revisions in such fee effective May 1, 2011, so as to be at a rate of 1.10% on the first $1 billion of Fund net assets; 1.05% on the next $4 billion of Fund net assets; 1.00% on the next $5 billion of Fund net assets; 0.95% on the next $5 billion of Fund net assets; 0.90% on the next $5 billion of Fund net assets; and 0.85% on Fund net assets in excess of $20 billion. At the end of 2010, the Fund’s net assets were approximately $847 million, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes this schedule of fees provides a sharing of benefits with the Fund and its shareholders.

Annual Report | 43

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton BRIC Fund Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

44 | Annual Report

MARCH 31, 2011

ANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery on **franklintempleton.com**

HYBRID

TEMPLETON INCOME FUND

Annual Report

Templeton Income Fund

Your Fund’s Goal and Main Investments: Templeton Income Fund seeks to generate current income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund will invest in a diversified portfolio of debt and equity securities worldwide. The Fund’s equity component will generally be composed of stocks that offer or could offer attractive dividend yields. The Fund’s global fixed income component will primarily consist of developed and developing country government and agency bonds and investment-grade and below investment-grade corporate debt securities.

We are pleased to bring you Templeton Income Fund’s annual report for the fiscal year ended March 31, 2011.

Performance Overview

Templeton Income Fund – Class A delivered a +12.12% cumulative total return for the 12 months under review. The Fund outperformed global equity and fixed income markets as measured by its benchmark, an equally weighted combination of the Morgan Stanley Capital International (MSCI) All Country (AC) World Index and the Barclays Capital (BC) Multiverse

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 23.

Annual Report | 3

Index, which posted a cumulative total return of +11.02% for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Economic and Market Overview

The global economy continued to expand during the 12-month period, and equity and fixed income markets posted solid gains as continued support from the developed world’s central banks helped sustain a recovery in corporate profitability. At the beginning of the period, credit downgrades across Europe marked the escalation of a regional sovereign debt crisis and tested the strength of the year-old rally, but European policymakers quickly assembled a 750 billion euro rescue package to stabilize markets and prevent government debt default. Markets regained their footing after a brief swoon.

Policy measures remained extremely accommodative elsewhere in the developed world. In the U.S., the Federal Reserve embarked on another round of quantitative easing in the fall and the Obama administration extended Bush-era tax cuts. Major economic trends broadly recovered, though pockets of weakness persisted in labor and housing markets. Corporate profits rose during the period as companies benefited from resurgent demand growth, historically low funding costs and the positive impact of the cost-cutting initiatives and balance sheet restructurings undertaken after the global financial crisis.

Investment trends were largely underpinned by economic developments, and funds began to flow out of bonds and into stocks as risk appetite resurfaced, pressuring U.S. Treasury bonds and defensive equity sectors. In contrast, equity sectors with high economic exposure benefited most from market momentum, and commodity price-sensitive sectors such as materials and energy, and growth-sensitive sectors such as industrials and consumer discretionary, led market performance most of the period. Emerging market companies also benefited from the cyclical upturn as low overall debt and high levels of intrinsic demand growth helped regional corporations bolster their competitive positions.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Fund’s benchmark is currently weighted 50% for the MSCI AC World Index and 50% for the BC Multiverse Index and is rebalanced monthly. For the 12 months ended 3/31/11, the MSCI AC World Index had a +14.63% total return and the BC Multiverse Index had a +7.40% total return. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Annual Report

Yet, rapid growth in the developing world incited speculative money flows and inflationary pressures, and central bankers in the region began tightening policy toward the end of the period, cooling regional equity markets. Pro-democracy uprisings across the Middle East and North Africa at the beginning of 2011 further pressured emerging market performance and sent the price of oil to its highest level in over two years. Also impacting equity markets at the end of the period was the tragic earthquake and nuclear crisis in northeast Japan, which led to a brief sell-off and raised concerns about the resilience of modern global supply chains. Despite these challenges, global equity and bond markets trended higher at period-end.

Investment Strategy

We search for undervalued or out-of-favor debt and equity securities and for equity securities offering current income. When searching for debt securities, we perform an independent analysis of the securities being considered for the Fund’s portfolio, rather than relying principally on their ratings assigned by rating agencies. Among factors we consider are a company’s experience and managerial strength; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects. We may hedge currencies for fixed income securities, which may include the use of forward currency exchange contracts, depending on valuations.

When searching for equity securities, we use a bottom-up, value-oriented, long-term approach, focusing on the market price of a security relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential, as reflected by various metrics, including the company’s price/earnings ratio, price/cash flow ratio, price/book value and discounted cash flow. Because this is a global fund, we analyze global economic trends to identify global macro trends (for example, regions with strong economic growth), and evaluate market inefficiencies to identify investment opportunities stemming from market mispricings.

Manager’s Discussion

During the fiscal year under review, the Fund’s combined equity and fixed income portfolio outperformed the blended benchmark, which is an equally weighted combination of the MSCI AC World Index and the BC Multiverse Index. We believe the Fund’s performance is indicative of the advantages of Templeton’s long-term value approach to investing. Our ability to identify

Annual Report | 5

resilient businesses whose share prices had overcorrected in the aftermath of the global financial crisis helped position the Fund to realize significant gains during the market’s eventual upturn. This patient investment strategy rewarded shareholders during the period as the global recovery progressed, with regions and sectors most sensitive to economic growth leading markets.

Equity

As global economic growth stalled in the latter half of 2008, some of the world’s strongest industrial conglomerates — well-capitalized firms with stable operations and diversified revenue streams — appeared to be indiscriminately downgraded. Our analysis indicated that select industrials sector companies, such as German engineering conglomerate Siemens and U.S. engineering conglomerate General Electric, could ultimately benefit from huge fiscal stimulus packages and infrastructure spending.2 Additionally, as global trade languished, port operator Hutchison Whampoa, a large Hong Kong conglomerate, fell to the lowest valuations since 1997’s Asian financial crisis. Confident that global trade would eventually rebound, during the past few years we initiated or added to positions in these companies, in addition to bolstering our holding in U.S.-based package courier United Parcel Service. Such decisions paid off during this fiscal year as the industrials sector was a top contributor to performance relative to the MSCI AC World Index.

Financials was another sector that came under heavy pressure during the 2008 market meltdown.3 Although we largely avoided investment banks and mortgage lenders at the heart of the crisis, we added to select financials stocks with diversified businesses and strong capital bases whose prospects, in our analysis, were downgraded alongside their lower quality counterparts. One such holding was Dutch financial services firm ING Groep, which scared off many investors after receiving a government bailout in 2008. However, our analysis indicated that on a sum-of-the-parts basis, ING represented significant value if management successfully executed plans to restructure and rationalize its business mix. The initial impact of management’s efforts contributed to improved operating results during the reporting period. Largely as a result, the company committed to reinstating its dividend, which boosted the company’s stock. During the financial crisis, we also maintained or increased holdings in what we viewed as underleveraged Asian and emerging market banks serving underleveraged consumers in high-growth markets, such as Singapore’s DBS Group Holdings, South Korea’s KB Financial Group and globally diversified HSBC Holdings, each of which contributed to

2. The industrials sector comprises air freight and logistics, commercial services and supplies, industrial conglomerates, machinery, and trading companies and distributors in the SOI.

3. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services and insurance in the SOI.

6 | Annual Report

absolute performance. During the Fund’s fiscal year, stock selection and an underweighting in the financials sector helped relative results.

Commodities stocks also offered good growth exposure to emerging markets and the global economic recovery, although finding value in commodity-linked sectors required nuanced analysis. On one hand, we found value opportunities in the global energy sector, where some valuations remained attractive in our view, and we believed tighter oil fundamentals and an ongoing global economic recovery could improve the market environment going forward.4 Although stock selection in the energy sector hindered relative performance, the Fund’s sector holdings delivered solid absolute gains, driven by stellar returns from integrated oil producers such as Royal Dutch Shell, Chevron and Statoil, which benefited from rising oil prices. The Fund’s oilfield services holdings also rallied during the Fund’s fiscal year, led by Halliburton and Baker Hughes, where our analysis indicated further potential upside exists given still-modest valuations and growing demand for specialized oilfield products and services to aid the increasingly complex oil extraction process. On the other hand, we found less value in the materials sector, particularly among metals and mining stocks.5 During the fiscal year, stock selection and our underweighted materials position pressured relative performance during a period when commodity prices rallied to record highs. In general, sentiment in the metals and mining industry seemed very high in our view given its return to profitability in recent years, and current valuation levels appeared full to us relative to the sector’s history.

A decade of below-trend business investment in information technology depressed sector valuations.6 Convinced that companies would forego capacity-enhancing investments for productivity-enhancing investments in an uncertain environment, during the past few years we initiated or increased exposure to global software stocks Oracle, Microsoft, SAP and The Sage Group. In recent years, these companies compounded value by growing earnings and improving capital allocation given their businesses’ significant cash flow generation. Against this backdrop of improving fundamentals, several of the Fund’s software holdings delivered strong returns during the period as corporate spending on software recovered.

Conversely, some of the Fund’s hardware holdings were slower to recover, and an overweighted position and stock selection in the information technology sector hindered relative results. Taiwan’s Compal Electronics, the world’s

4. The energy sector comprises oil, gas and consumable fuels in the SOI.

5. The materials sector comprises construction materials, and metals and mining in the SOI.

6. The information technology sector comprises communications equipment, computers and peripherals, IT services, and software in the SOI.

Annual Report | 7

second-largest notebook manufacturer; Cisco Systems, the world’s largest networking equipment manufacturer; and Dell, a computer manufacturer, were each notable laggards as personal computer sales softened. However, in our opinion the technology replacement cycle should eventually turn, and our analysis indicates that these companies remain among the best positioned to benefit from an eventual recovery. In the meantime, their shares traded at historically low valuations and offered investors benefits like attractive dividend yields (Compal) and strong balance sheets to finance future growth (Dell and Cisco).

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended March 31, 2011, the U.S. dollar decreased in value relative to most currencies. As a result, the Fund’s performance (equity portion) was positively affected by the portfolio’s investment primarily in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

In recent years, the larger capitalization, higher quality stocks that our analysis indicated represented the best prospects for long-term values were generally out of favor, and the benefits of high free-cash flow yields, generous dividend payouts and balance sheet strength were largely overlooked in an unusually low interest rate environment. Yet, we believe the flexibility and global reach of such low-valued and fundamentally strong companies position them well for strong growth in an uncertain future. Market activity during the period encouraged us as certain trends acting as headwinds to Templeton’s investment style seemed to be abating and a number of stocks we identified as structurally undervalued assumed leadership. For example, we saw this positive trend in the turnaround of some multinational European holdings, where our overweighted allocation had formerly hindered results but delivered strong absolute and relative gains during the Fund’s fiscal year. We remain opportunistic in Europe, where fiscal problems appeared specific to some countries, including Portugal, Ireland and Greece, and we believed fundamentally sound multinational companies with strong brands offered investors exposure to fast-growing international markets at modest valuations.

8 | Annual Report

Ultimately, it is the search for value at the security level that drives our process, an important point for our shareholders to remember during periods of economic and geopolitical uncertainty. As Sir John Templeton explained, “I never ask if the market is going to go up or down, because I don’t know, and besides, it doesn’t matter. Instead, I search nation after nation for stocks, asking: ‘Where is the one that is the lowest priced in relation to what I believe it’s worth?’” At Templeton, we remain confident in the outlook for our equity holdings and believe the portfolio is well positioned to benefit over the long term as the market begins to refocus on fundamental value.

Fixed Income

The Fund’s duration exposure became increasingly defensive during the fiscal year as the global economic recovery strengthened. Early in the period, we had duration exposure in a few countries where we felt yields did not reflect the full extent of the economic challenges they faced. These positions, such as long duration exposure in Mexico, performed well in the period’s first half. However, our underweighted duration exposure in the G-3 (U.S., eurozone and Japan) relative to the BC Multiverse Index detracted from relative performance early in the period as yields generally fell globally. U.S. Federal Reserve Board Chairman Bernanke’s announcement of a second round of U.S. Treasury purchases contributed to the downward pressure on interest rates. However, during the fiscal year’s second half, yields increased around the world, and our underweighted duration exposure in developed economies benefited relative performance. We generally avoided substantial duration exposure outside a select few long-term government bond positions in countries such as Indonesia and Brazil, where, in our analysis, yields already reflected likely interest rate hikes and improved policymaking could lead to lower risk premiums over time. These positions also marginally contributed to relative results in the period’s second half after providing strong returns earlier in the review period. During the Fund’s fiscal year, we reduced duration exposure in some emerging markets such as Mexico and South Korea, where economic activity and inflationary pressures began to build. By period-end, we had defensive duration positioning with an average duration exposure more than a year below that of the benchmark. Overall, duration exposure was the largest contributor to the Fund’s relative performance from the fixed income segment of the portfolio.

The strengthening global economy favored the currencies of many rapidly recovering economies against those with economies that were slower to return to pre-crisis growth rates. Our Asian currency exposures benefited relative results, led by the Malaysian ringgit and Australian dollar. Malaysia’s

Annual Report | 9

and Australia’s economies benefited from strong links to China, which experienced stronger growth than other countries, and from high prices for commodities those countries export. Similarly, the Fund’s overweighted Latin American currency exposure also helped relative performance as domestically led recoveries in these economies were further strengthened by high commodity prices and strong demand from China. In particular, the Brazilian real appreciated 9.71% against the U.S. dollar and the Chilean peso was 7.80% stronger.7 In developed economies, the U.S. dollar fell against the Japanese yen, which was up 12.74% versus the dollar, and the euro, which rose 4.88%.7 Greater risk appetite helped push the dollar down 6.40% against a trade-weighted basket of currencies.7 The Fund’s large underweighted exposures to the yen and euro, through the use of forward currency exchange contracts, were significant detractors from relative performance during the fiscal year. The Fund’s underweighted euro exposure was somewhat offset by overweighted exposures to some non-eurozone European currencies including the Swedish krona, up 14.09% versus the U.S. dollar, and Norwegian krone, which appreciated 7.30%.7 Overall, the Fund’s currency exposure moderately detracted from relative performance despite contributing significantly to absolute performance.

The Fund benefited from its sovereign and corporate credit exposure. The strengthening global economy supported risk appetite during the Fund’s fiscal year and combined with high global liquidity to generally push interest rate spreads lower. In particular, the Fund’s overweighted exposure to subinvestment-grade corporate credits was the largest contributor to relative performance among the Fund’s sovereign and corporate credits. Subinvestment-grade sovereign credits also moderately benefited Fund results while underweighted exposure to securitized assets moderately detracted.

7. Source: IDC/Exshare.

10 | Annual Report

Norman J. Boersma, CFA Christopher J. Molumphy, CFA James Harper, CFA

Portfolio Management Team Templeton Income Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 11

Performance Summary as of 3/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

12 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 13

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

14 | Annual Report

Performance Summary *(continued)*

Class R (7/1/05–3/31/11)

$20,000
$15,000
$10,000
$5,000
7/05
3/07
3/09
3/11
$15,229
$14,157
$13,742
Templeton Income Fund
MSCI AC World Index[8]
BC Multiverse Index[8]

Average Annual Total Return

Class R	3/31/11
1-Year	+11.80%
5-Year	+6.93%
Since Inception (7/1/05)	+7.59%

Advisor Class (7/1/05–3/31/11)

$20,000
$15,000
$10,000
$5,000
7/05
3/07
3/09
3/11
$15,653
$14,157
$13,742
Templeton Income Fund
MSCI AC World Index[8]
BC Multiverse Index[8]

Average Annual Total Return

Advisor Class	3/31/11
1-Year	+12.36%
5-Year	+7.46%
Since Inception (7/1/05)	+8.11%

Annual Report | 15

Performance Summary (continued)

Endnotes

The risks of investing in foreign debt and equity securities include currency fluctuations and political and economic uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund’s investment in derivative securities, such as financial futures and option contracts, and the Fund’s use of foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate over the shorter term. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Past expense reductions by the Fund’s manager increased the Fund’s total returns. If the manager had not taken this action, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Distribution rate is based on an annualization of the respective class’s most recent quarterly dividend and the maximum offering price (NAV for Classes C, R and Advisor) per share on 3/31/11.

6. The 30-day standardized yield for the 30 days ended 3/31/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Source: © 2011 Morningstar. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The BC Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

16 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 17

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.20%; C: 1.60%; R: 1.45%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

18 | Annual Report

Templeton Global Investment Trust

Financial Highlights

Templeton Income Fund

Class A	Year Ended March 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$2.67	$2.01	$2.87	$3.02	$2.67
Income from investment operations[a]:					
Net investment income[b]	0.09	0.09	0.13	0.12	0.10
Net realized and unrealized gains (losses)	0.23	0.63	(0.75)	(0.09)	0.36
Total from investment operations	0.32	0.72	(0.62)	0.03	0.46
Less distributions from:					
Net investment income	(0.10)	(0.06)	(0.24)	(0.16)	(0.10)
Net realized gains	—	—	—	(0.02)	(0.01)
Total distributions	(0.10)	(0.06)	(0.24)	(0.18)	(0.11)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$2.89	$2.67	$2.01	$2.87	$3.02
Total return[e]	12.12%	36.26%	(22.00)%	0.69%	17.65%
Ratios to average net assets					
Expenses before waiver and payments by affiliates	1.22%	1.20%	1.28%	1.23%	1.35%
Expenses net of waiver and payments by affiliates	1.20%	1.20%[f]	1.20%[f]	1.20%[f]	1.20%[f]
Net investment income	3.48%	3.71%	5.41%	3.86%	3.61%
Supplemental data					
Net assets, end of year (000's)	$676,975	$628,771	$415,436	$612,330	$330,576
Portfolio turnover rate	29.61%	30.16%	38.14%	22.89%	21.22%

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[f]Benefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Income Fund

Class R	Year Ended March 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$2.68	$2.01	$2.88	$3.02	$2.67
Income from investment operations[a]:					
Net investment income[b]	0.09	0.08	0.13	0.11	0.10
Net realized and unrealized gains (losses)	0.22	0.65	(0.77)	(0.08)	0.35
Total from investment operations	0.31	0.73	(0.64)	0.03	0.45
Less distributions from:					
Net investment income	(0.09)	(0.06)	(0.23)	(0.15)	(0.09)
Net realized gains	—	—	—	(0.02)	(0.01)
Total distributions	(0.09)	(0.06)	(0.23)	(0.17)	(0.10)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$2.90	$2.68	$2.01	$2.88	$3.02
Total return[e]	11.80%	36.47%	(22.46)%	0.82%	17.22%
Ratios to average net assets					
Expenses before waiver and payments by affiliates	1.47%	1.45%	1.53%	1.48%	1.60%
Expenses net of waiver and payments by affiliates	1.45%	1.45%[f]	1.45%[f]	1.45%[f]	1.45%[f]
Net investment income	3.23%	3.46%	5.16%	3.61%	3.36%
Supplemental data					
Net assets, end of year (000's)	$2,288	$2,199	$1,070	$1,325	$425
Portfolio turnover rate	29.61%	30.16%	38.14%	22.89%	21.22%

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[f]Benefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Income Fund

	Year Ended March 31,				
Advisor Class	2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$2.68	$2.02	$2.88	$3.03	$2.67
Income from investment operations[a]:					
Net investment income[b]	0.10	0.09	0.14	0.12	0.11
Net realized and unrealized gains (losses)	0.22	0.64	(0.76)	(0.09)	0.37
Total from investment operations	0.32	0.73	(0.62)	0.03	0.48
Less distributions from:					
Net investment income	(0.10)	(0.07)	(0.24)	(0.16)	(0.11)
Net realized gains	—	—	—	(0.02)	(0.01)
Total distributions	(0.10)	(0.07)	(0.24)	(0.18)	(0.12)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$2.90	$2.68	$2.02	$2.88	$3.03
Total return	12.36%	36.40%	(21.68)%	0.93%	18.28%
Ratios to average net assets					
Expenses before waiver and payments by affiliates	0.97%	0.95%	1.03%	0.98%	1.10%
Expenses net of waiver and payments by affiliates	0.95%	0.95%[e]	0.95%[e]	0.95%[e]	0.95%[e]
Net investment income	3.73%	3.96%	5.66%	4.11%	3.86%
Supplemental data					
Net assets, end of year (000's)	$75,652	$51,968	$18,733	$23,095	$3,550
Portfolio turnover rate	29.61%	30.16%	38.14%	22.89%	21.22%

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Benefit of expense reduction rounds to less than 0.01%.

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011

Annual Report | 23

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Shares	Value
Common Stocks (continued)			
Ireland 0.7%			
CRH PLC	Construction Materials	364,607	$ 8,359,072
Italy 0.5%			
UniCredit SpA	Commercial Banks	2,563,505	6,334,833
Japan 3.5%			
Itochu Corp.	Trading Companies & Distributors	1,249,900	13,094,334
Nintendo Co. Ltd.	Software	21,600	5,837,767
Nissan Motor Co. Ltd.	Automobiles	623,600	5,535,444
Nomura Holdings Inc.	Capital Markets	1,642,800	8,595,357
Toyota Motor Corp.	Automobiles	163,200	6,575,896
			39,638,798
Netherlands 1.8%			
[b] ING Groep NV	Diversified Financial Services	1,059,240	13,404,450
Reed Elsevier NV	Media	525,110	6,756,016
			20,160,466
Norway 0.9%			
Statoil ASA	Oil, Gas & Consumable Fuels	373,890	10,360,864
Russia 0.8%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	190,800	6,170,472
Mobile TeleSystems, ADR	Wireless Telecommunication Services	127,225	2,700,987
			8,871,459
Singapore 2.0%			
DBS Group Holdings Ltd.	Commercial Banks	898,471	10,435,650
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	5,071,999	12,152,356
			22,588,006
South Korea 0.5%			
KB Financial Group Inc.	Commercial Banks	111,405	5,842,031
Spain 1.0%			
Telefonica SA	Diversified Telecommunication Services	453,408	11,348,994
Switzerland 3.2%			
Adecco SA	Professional Services	82,917	5,453,759
Novartis AG	Pharmaceuticals	199,540	10,825,529
Roche Holding AG	Pharmaceuticals	86,250	12,322,770
Vontobel Holding AG	Capital Markets	220,930	8,540,798
			37,142,856
Taiwan 1.7%			
Compal Electronics Inc.	Computers & Peripherals	11,223,048	11,144,805
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	3,272,384	7,856,838
			19,001,643

24 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Shares	Value
Common Stocks (continued)			
United Kingdom 10.7%			
Aviva PLC	Insurance	1,053,690	$ 7,314,055
BP PLC	Oil, Gas & Consumable Fuels	756,911	5,515,973
GlaxoSmithKline PLC	Pharmaceuticals	508,436	9,699,915
Hays PLC	Professional Services	2,749,230	5,126,991
HSBC Holdings PLC	Commercial Banks	1,160,653	12,212,845
Kingfisher PLC	Specialty Retail	3,209,929	12,667,445
Marks & Spencer Group PLC	Multiline Retail	1,912,050	10,330,702
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	6,177	224,393
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	504,429	18,290,055
The Sage Group PLC	Software	2,580,790	11,515,697
Tesco PLC	Food & Staples Retailing	1,688,121	10,322,538
Vodafone Group PLC	Wireless Telecommunication Services	4,823,109	13,658,147
WSP Group PLC	Professional Services	956,780	5,561,972
			122,440,728
United States 15.2%			
Abbott Laboratories	Pharmaceuticals	229,830	11,273,162
Accenture PLC, A	IT Services	184,560	10,145,263
Bank of America Corp.	Diversified Financial Services	541,490	7,218,062
[b] Brocade Communications Systems Inc.	Communications Equipment	885,780	5,447,547
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	9,011,228
Cisco Systems Inc.	Communications Equipment	501,900	8,607,585
Comcast Corp., Special A	Media	599,922	13,930,189
[b,c] Comfort Co. Inc.	Household Durables	2,762	—
CVS Caremark Corp.	Food & Staples Retailing	305,300	10,477,896
[b] Dex One Corp.	Media	20,281	98,160
[b] EnviroSolutions Holdings Inc.	Commercial Services & Supplies	13,622	1,130,626
General Electric Co.	Industrial Conglomerates	604,970	12,129,648
The Home Depot Inc.	Specialty Retail	323,320	11,982,239
JPMorgan Chase & Co.	Diversified Financial Services	229,386	10,574,695
Merck & Co. Inc.	Pharmaceuticals	371,436	12,261,102
Microsoft Corp.	Software	401,010	10,169,614
Oracle Corp.	Software	149,280	4,981,474
Pfizer Inc.	Pharmaceuticals	286,822	5,825,355
The Procter & Gamble Co.	Household Products	169,340	10,431,344
Time Warner Cable Inc.	Media	85,170	6,076,028
[b,d,e,f] Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	2,064,254
United Parcel Service Inc., B	Air Freight & Logistics	139,920	10,398,854
			174,234,325
Total Common Stocks (Cost $684,609,487)			701,920,066
[g] **Equity-Linked Securities 0.8%**			
Hong Kong 0.3%			
[a] The Goldman Sachs Group Inc. into Techtronic Industries Co. Ltd., 4.50%, 144A	Household Durables	384,123	3,552,369

Annual Report | 25

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Shares	Value
Equity-Linked Securities (continued)			
United States 0.5%			
[a] Morgan Stanley into Oracle Corp., 5.50%, 144A	Software	203,338	$ 5,688,381
Total Equity-Linked Securities (Cost $7,680,841)			9,240,750
Convertible Preferred Stocks (Cost $3,955,000) 0.7%			
Brazil 0.7%			
Vale Capital II, 6.75%, cvt. pfd.	Metals & Mining	79,100	7,495,120
Preferred Stocks 1.2%			
Brazil 1.2%			
Vale SA, ADR, pfd., A	Metals & Mining	466,860	13,781,707
United States 0.0%[†]			
[b] GMAC Capital Trust I, 8.125%, pfd.	Diversified Financial Services	11,600	295,800
Total Preferred Stocks (Cost $7,882,477)			14,077,507
		Principal Amount*	
Corporate Bonds and Notes 9.1%			
Australia 0.1%			
[a] FMG Resources August 2006 Pty. Ltd., senior note, 144A, 6.875%, 2/01/18	Metals & Mining	1,100,000	1,152,250
Canada 0.2%			
[a] CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Energy Equipment & Services	1,100,000	1,138,500
[a] OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Oil, Gas & Consumable Fuels	300,000	306,375
9.75%, 8/15/13	Oil, Gas & Consumable Fuels	800,000	806,000
			2,250,875
Cayman Islands 0.1%			
[a] UPCB Finance Ltd., secured senior note, 144A, 6.375%, 7/01/20	Media	1,100,000 EUR	1,501,994
India 0.1%			
[a] ICICI Bank Ltd., 144A, 6.625%, 10/03/12	Commercial Banks	1,500,000	1,590,276
Italy 0.1%			
[a] Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Media	700,000 EUR	885,166
[a,h] Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Diversified Telecommunication Services	341,125 EUR	574,779
			1,459,945

26 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Principal Amount*	Value
Corporate Bonds and Notes (continued)			
Jamaica 0.1%			
[a] Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Wireless Telecommunication Services	1,100,000	$ 1,151,150
Japan 0.1%			
[a,i] eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Internet Software & Services	500,000	513,750
Kazakhstan 0.9%			
HSBK (Europe) BV,			
[a] 144A, 7.25%, 5/03/17	Commercial Banks	800,000	828,524
[j] Reg S, 7.25%, 5/03/17	Commercial Banks	4,300,000	4,453,317
[a] KazMunaiGaz Finance Sub BV, 144A, 9.125%, 7/02/18	Oil, Gas & Consumable Fuels	4,100,000	4,981,500
			10,263,341
Luxembourg 0.1%			
[a,i] Intelsat Jackson Holdings SA, senior note, 144A, 7.50%, 4/01/21	Diversified Telecommunication Services	1,100,000	1,108,250
Mexico 0.1%			
[a] Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	1,100,000	1,155,000
Netherlands 0.1%			
[a] NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Semiconductors & Semiconductor Equipment	1,100,000	1,245,750
Russia 0.9%			
[j] Alfa MTN Markets Ltd. for ABH Financial Ltd., Reg S, 8.20%, 6/25/12	Commercial Banks	495,000	526,247
[a] Gazprom, secured note, 144A, 7.51%, 7/31/13	Oil, Gas & Consumable Fuels	6,600,000	7,338,665
[a] LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000	2,100,000
			9,964,912
South Africa 0.1%			
[a,k] Edcon Holdings Pty. Ltd., senior secured bond, 144A, FRN, 6.673%, 6/15/15	Specialty Retail	500,000 EUR	600,932
[j,k] Edcon Pty. Ltd., senior secured note, Reg S, FRN, 4.423%, 6/15/14	Specialty Retail	800,000 EUR	973,676
			1,574,608
Spain 0.1%			
[a] Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Pharmaceuticals	1,100,000	1,134,375
Switzerland 0.1%			
[a] Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Oil, Gas & Consumable Fuels	500,000	492,500

Annual Report | 27

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Principal Amount*		Value
Corporate Bonds and Notes (continued)				
United Kingdom 0.3%				
[a] Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	Air Freight & Logistics	200,000		$ 221,000
11.50%, 4/01/18	Air Freight & Logistics	900,000		982,125
[a] Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	1,100,000		1,094,500
[a] Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	Chemicals	1,100,000		1,115,125
[a] Infinis PLC, senior note, 144A, 9.125%, 12/15/14	Independent Power Producers & Energy Traders	200,000	GBP	338,486
				3,751,236
United States 5.6%				
Advanced Micro Devices Inc., senior note, 7.75%, 8/01/20	Semiconductors & Semiconductor Equipment	1,100,000		1,135,750
[a] Ally Financial Inc., senior bond, 144A, 7.50%, 9/15/20	Consumer Finance	500,000		535,625
[a] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	Airlines	400,000		397,500
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	Oil, Gas & Consumable Fuels	1,000,000		1,225,202
[i] Antero Resources Finance, senior note, 9.375%, 12/01/17	Oil, Gas & Consumable Fuels	1,100,000		1,204,500
[a] Calpine Corp., senior secured note, 144A, 7.875%,				
7/31/20	Independent Power Producers & Energy Traders	300,000		320,250
1/15/23	Independent Power Producers & Energy Traders	800,000		831,000
[a] Case New Holland Inc., senior note, 144A, 7.875%, 12/01/17	Machinery	1,100,000		1,227,875
CCO Holdings LLC, senior note, 8.125%, 4/30/20	Media	1,200,000		1,311,000
Chesapeake Energy Corp., senior note,				
7.625%, 7/15/13	Oil, Gas & Consumable Fuels	50,000		56,250
6.625%, 8/15/20	Oil, Gas & Consumable Fuels	1,200,000		1,284,000
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	Diversified Financial Services	1,500,000		1,505,625
[a] Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	Media	1,100,000		1,102,750
Cott Beverages Inc., senior note, 8.375%, 11/15/17	Beverages	1,000,000		1,072,500
Cricket Communications Inc., senior note, 7.75%, 10/15/20	Diversified Telecommunication Services	1,000,000		1,010,000
[a] Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	Food Products	1,100,000		1,134,375
[l] Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	Professional Services	700,000		816,375
Dollar General Corp., senior note, 10.625%, 7/15/15	Multiline Retail	600,000		646,500
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	Media	1,100,000		1,179,750

28 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Principal Amount[t]	Value
Corporate Bonds and Notes (continued)			
United States (continued)			
[k] Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	Oil, Gas & Consumable Fuels	1,100,000	$ 1,142,782
[a] Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	Construction Materials	500,000	510,000
[a,m] Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000	5,000
Ford Motor Credit Co. LLC, senior note,			
7.00%, 4/15/15	Automobiles	500,000	540,928
6.625%, 8/15/17	Automobiles	450,000	480,294
8.125%, 1/15/20	Automobiles	200,000	229,161
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	Real Estate Management & Development	650,000	630,500
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	Diversified Telecommunication Services	100,000	108,500
8.50%, 4/15/20	Diversified Telecommunication Services	700,000	762,125
8.75%, 4/15/22	Diversified Telecommunication Services	300,000	326,250
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	109,000,000 MXN	8,203,274
GMAC Inc.,			
senior note, 6.875%, 8/28/12	Consumer Finance	158,000	166,690
sub. note, 8.00%, 12/31/18	Consumer Finance	250,000	270,000
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	Auto Components	1,100,000	1,182,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	Hotels, Restaurants & Leisure	1,000,000	1,141,250
HCA Inc., senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000	1,124,750
Huntsman International LLC,			
senior note, 5.50%, 6/30/16	Chemicals	400,000	395,000
[a] senior sub. note, 144A, 8.625%, 3/15/21	Chemicals	700,000	766,500
International Lease Finance Corp., senior note, 8.25%, 12/15/20	Consumer Finance	1,100,000	1,207,250
Jarden Corp., senior sub. note, 7.50%, 5/01/17	Household Durables	1,100,000	1,179,750
[a] Kinder Morgan Finance Co. LLC, secured senior note, 144A, 6.00%, 1/15/18	Gas Utilities	1,100,000	1,141,250
[a] Linn Energy Corp., senior note, 144A,			
8.625%, 4/15/20	Oil, Gas & Consumable Fuels	700,000	780,500
7.75%, 2/01/21	Oil, Gas & Consumable Fuels	400,000	429,000
MarkWest Energy Partners LP/Finance Corp., senior note, 6.75%, 11/01/20	Oil, Gas & Consumable Fuels	1,100,000	1,133,000
Meritor Inc., senior note, 10.625%, 3/15/18	Machinery	1,100,000	1,243,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	Wireless Telecommunication Services	1,100,000	1,182,500
MGM Resorts International, senior note,			
6.625%, 7/15/15	Hotels, Restaurants & Leisure	400,000	381,000
7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000	380,000
[a] Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	Specialty Retail	1,100,000	1,127,500

Annual Report | 29

Templeton Global Investment Trust

30 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Principal Amount*	Value
k,n **Senior Floating Rate Interests 3.3%**			
Luxembourg 0.1%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Diversified Telecommunication Services	817,873	$ 824,325
i WC Luxco S.A.R.L., Term B-3 Loan, 5.50%, 3/15/18	Pharmaceuticals	79,028	79,488
			903,813
Netherlands 0.2%			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Software	1,730,000	1,709,015
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Machinery	254,291	255,626
UPC Financing Partnership, Term Loan T, 3.761%, 12/31/16	Media	85,406	85,646
			2,050,287
United States 3.0%			
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	Containers & Packaging	3,158,900	3,214,181
ARAMARK Corp.,			
Extended Synthetic L/C, 3.344%, 7/26/16	Commercial Services & Supplies	9,474	9,489
Synthetic L/C, 1.969%, 1/26/14	Commercial Services & Supplies	16,455	16,341
Term Loan B, 2.182%, 1/26/14	Commercial Services & Supplies	204,258	202,853
Term Loan B Extended, 3.557%, 7/26/16	Commercial Services & Supplies	144,060	144,294
i Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.496%, 4/28/15	Health Care Equipment & Supplies	121,414	121,414
Parent Term Loan, 3.496% - 3.557%, 4/28/15	Health Care Equipment & Supplies	499,490	499,490
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	Commercial Services & Supplies	494,500	505,236
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	Hotels, Restaurants & Leisure	764,452	764,381
i Carestream Health Inc., Term Loan B, 5.75%, 2/25/17	Health Care Equipment & Supplies	181,818	178,210
CCM Merger Inc. (MotorCity Casino), Term Loan, 7.00%, 3/01/17	Hotels, Restaurants & Leisure	772,430	783,413
Celanese U.S. Holdings LLC, Term Loan C, 3.303%, 10/31/16	Chemicals	184,160	185,298
i Clear Channel Communications Inc., Term Loan B, 3.896%, 1/29/16	Media	623,914	549,996
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.561%, 7/25/14	Health Care Providers & Services	18,856	18,677
i Extend Term Loan, 3.811%, 1/25/17	Health Care Providers & Services	427,947	427,653
Term Loan, 2.561%, 7/25/14	Health Care Providers & Services	366,165	362,702
Consolidated Container Co. LLC, Second-Lien Term Loan, 5.75%, 9/28/14	Containers & Packaging	469,613	413,847

Annual Report | 31

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Principal Amount*		Value
Senior Floating Rate Interests (continued)				
United States (continued)				
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.059%, 3/29/16	Media	597,356	$	599,151
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	Health Care Providers & Services	392,354		394,665
Dean Foods Co., 2016 Tranche B TL, 3.56%, 4/02/16	Food Products	528,890		525,197
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	Food Products	356,700		357,397
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	Hotels, Restaurants & Leisure	171,489		172,882
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	Commercial Services & Supplies	298,219		299,524
[i] Dollar General Corp., Tranche B-1 Term Loan, 2.996% - 3.054%, 7/07/14	Multiline Retail	265,444		265,715
EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	Commercial Services & Supplies	1,157,905		1,152,983
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	IT Services	244,372		246,129
First Data Corp.,				
Term Loan B-1, 3.002%, 9/24/14	IT Services	1,587,910		1,523,898
Term Loan B-2, 3.002%, 9/24/14	IT Services	595,466		571,462
Term Loan B-3, 3.002%, 9/24/14	IT Services	595,466		571,110
Georgia-Pacific LLC,				
Term Loan B, 2.307% - 2.31%, 12/20/12	Paper & Forest Products	111,437		111,526
Term Loan C, 3.557% - 3.56%, 12/23/14	Paper & Forest Products	335,587		336,962
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	Building Products	152,098		153,226
[i] Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	Containers & Packaging	127,997		128,997
HCA Inc., Tranche B-2 Term Loan, 3.557%, 3/31/17	Health Care Providers & Services	969,730		968,989
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	Road & Rail	163,600		160,737
Tranche B Term Loan, 3.75%, 3/11/18	Road & Rail	370,000		370,770
Huntington Ingalls Industries Inc., Term Loan, 4.75%, 3/11/16	Aerospace & Defense	78,800		78,406
[h] Iasis Healthcare Corp., HoldCo Term Loan, PIK, 5.554%, 6/15/14	Health Care Providers & Services	157,975		154,835
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	Commercial Services & Supplies	306,110		307,858
Jarden Corp., Tranche B Term Loan, 5.25%, 3/31/18	Household Durables	196,667		198,695
Michael Foods Group Inc., Term Loan B, 4.25%, 2/25/18	Food Products	167,173		168,343
[i] MSCI Inc.,				
Term Loan, 3.75%, 6/01/16	Diversified Financial Services	249,970		251,571
Term Loan B, 5.00%, 3/09/17	Diversified Financial Services	39,879		40,135

32 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Principal Amount*	Value
Senior Floating Rate Interests (continued)			
United States (continued)			
Nalco Co.,			
Term Loan B-1, 4.50%, 10/05/17	Chemicals	494,261	$ 499,255
Term Loan C-1, 2.01%, 5/13/16	Chemicals	104,130	104,217
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	Media	1,906,406	1,503,677
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.50%, 7/22/13	Machinery	200,267	199,099
Tranche B-1 Term B Loan, 2.813%, 7/22/13	Machinery	429,244	427,769
Regal Cinemas Corp., Term Loan, 3.557%, 8/23/17	Media	199,500	200,081
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	Hotels, Restaurants & Leisure	175,600	170,386
Reynolds Group Holdings Inc, U.S. Term Loan, 4.25%, 2/09/18	Containers & Packaging	102,734	103,331
Rock-tenn Co., Term Loan B, 5.00%, 5/31/18	Containers & Packaging	115,600	116,436
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	Chemicals	452,436	456,536
[c,h] Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	Household Durables	315,084	325,917
Summit Entertainment LLC, Term Loan, 8.25%, 9/07/16	Media	1,730,000	1,686,750
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.912% - 3.937%, 2/28/16	IT Services	338,238	339,567
SUPERVALU Inc.,			
Term Loan B, 1.621%, 6/02/12	Food & Staples Retailing	272,171	270,319
Term Loan B-2, 3.496%, 10/05/15	Food & Staples Retailing	532,822	533,853
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.746% - 3.803%, 10/10/14	Independent Power Producers & Energy Traders	600,669	507,028
Trans Union LLC/Transunion Corp., Term Loan, 4.75%, 2/10/18	Diversified Financial Services	380,909	382,861
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	Aerospace & Defense	385,987	389,425
[d] Turtle Bay Holdings LLC,			
Term Loan A, 10.375%, 3/01/13	Hotels, Restaurants & Leisure	1,616,781	1,588,487
[h] Term Loan B, PIK, 3.125%, 2/09/15	Hotels, Restaurants & Leisure	3,303,108	2,807,642
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	Media	22,943	23,138
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	Health Care Providers & Services	724,788	728,525
Univision Communications Inc., Extended First Lien Term Loan, 4.496%, 3/31/17	Media	1,744,115	1,702,380
Vertafore Inc., 2nd Lien Term Loan, 9.75%, 10/27/17	Software	444,000	452,880
Visant Corp., Term Loan B, 5.25%, 12/22/16	Diversified Consumer Services	847,875	848,193
[i] Walter Energy Inc., Term Loan B, 5.25%, 4/01/18	Metals & Mining	124,900	125,868

Annual Report | 33

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Industry	Principal Amount[*]	Value
Senior Floating Rate Interests (continued)			
United States (continued)			
[i] Warner Chilcott Co. LLC,			
Term B-1 Loan, 5.50%, 3/15/18	Pharmaceuticals	114,949	$ 115,620
Term B-2 Loan, 5.50%, 3/15/18	Pharmaceuticals	57,475	57,810
			35,175,688
Total Senior Floating Rate Interests (Cost $37,121,719)			38,129,788
Foreign Government and Agency Securities 15.9%			
Argentina 0.4%			
[k,o] Government of Argentina, senior bond, FRN, 0.467%, 8/03/12		19,985,000	4,866,347
Australia 0.6%			
New South Wales Treasury Corp., senior note, 5.50%, 3/01/17		5,040,000 AUD	5,190,925
Queensland Treasury Corp., 6.00%, 8/14/13 . .		1,072,000 AUD	1,131,883
			6,322,808
Brazil 4.2%			
Nota Do Tesouro Nacional,			
10.00%, 1/01/12		13,415[p] BRL	8,095,683
10.00%, 1/01/14		5,000[p] BRL	2,865,976
10.00%, 1/01/17		11,425[p] BRL	6,205,449
[q] Index Linked, 6.00%, 5/15/15		8,845[p] BRL	10,767,339
[q] Index Linked, 6.00%, 5/15/45		15,735[p] BRL	20,105,432
			48,039,879
El Salvador 0.0%[†]			
[a] Government of El Salvador, 144A, 7.65%, 6/15/35		100,000	99,865
Indonesia 2.7%			
Government of Indonesia,			
FR19, 14.25%, 6/15/13		10,805,000,000 IDR	1,426,761
FR20, 14.275%, 12/15/13		2,615,000,000 IDR	352,395
FR23, 11.00%, 12/15/12		100,000,000 IDR	12,304
FR25, 10.00%, 10/15/11		3,375,000,000 IDR	396,253
FR26, 11.00%, 10/15/14		980,000,000 IDR	125,208
FR27, 9.50%, 6/15/15		4,937,000,000 IDR	606,903
FR28, 10.00%, 7/15/17		4,156,000,000 IDR	528,284
FR31, 11.00%, 11/15/20		15,000,000,000 IDR	2,064,405
FR34, 12.80%, 6/15/21		24,487,000,000 IDR	3,731,229
FR35, 12.90%, 6/15/22		10,410,000,000 IDR	1,581,281
FR36, 11.50%, 9/15/19		7,315,000,000 IDR	1,020,941
FR37, 12.00%, 9/15/26		3,350,000,000 IDR	482,743

34 | Annual Report

Templeton Global Investment Trust

Annual Report | 35

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
South Korea 3.0%		
Korea Treasury Bond,		
4.75%, 12/10/11	26,705,820,000 KRW	$ 24,611,814
5.25%, 3/10/13	237,640,000 KRW	222,709
senior bond, 5.50%, 6/10/11	2,446,930,000 KRW	2,241,946
senior bond, 4.00%, 6/10/12	8,115,200,000 KRW	7,442,392
		34,518,861
s **Supranational 0.4%**		
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000 MXN	4,822,425
Total Foreign Government and Agency Securities (Cost $156,067,572)		182,137,863
Municipal Bonds 0.3%		
United States 0.3%		
Illinois Finance Authority Revenue, Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	1,800,000	1,827,666
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University, Refunding, Series A, 5.00%, 10/01/18	800,000	917,576
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A, Assured Guaranty, 5.00%, 1/01/19	1,100,000	1,172,688
Total Municipal Bonds (Cost $3,790,557)		3,917,930
Total Investments before Short Term Investments (Cost $1,003,100,811)		1,060,673,345
Short Term Investments 6.5%		
Foreign Government and Agency Securities 1.0%		
Malaysia 1.0%		
t Bank of Negara Monetary Note, 5/18/11 - 12/15/11	32,705,000 MYR	10,625,298
t Malaysia Treasury Bills, 8/05/11 - 9/15/11	3,910,000 MYR	1,277,869
Total Foreign Government and Agency Securities (Cost $11,596,380)		11,903,167
Total Investments before Money Market Funds (Cost $1,014,697,191)		1,072,576,512

36 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund	Shares	Value
Money Market Funds (Cost $62,442,932) 5.5%		
United States 5.5%		
[b,u] Institutional Fiduciary Trust Money Market Portfolio	62,442,932	$ 62,442,932
Total Investments (Cost $1,077,140,123) 99.1%		1,135,019,444
Other Assets, less Liabilities 0.9%		10,083,539
Net Assets 100.0%		$1,145,102,983

[†]Rounds to less than 0.1% of net assets.

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.

[b]Non-income producing.

[c]Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2011, the aggregate value of these securities was $325,917, representing 0.03% of net assets.

[d]At March 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[e]See Note 1(f) regarding investment in FT Holdings Corporation IV.

[f]See Note 10 regarding restricted securities.

[g]See Note 1(e) regarding equity-linked securities.

[h]Income may be received in additional securities and/or cash.

[i]A portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).

[j]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $8,207,411, representing 0.72% of net assets.

[k]The coupon rate shown represents the rate at period end.

[l]Income may be reflected in the redemption value or received in additional securities and/or cash.

[m]See Note 8 regarding defaulted securities.

[n]See Note 1(g) regarding senior floating rate interests.

[o]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[p]Principal amount is stated in 1,000 Brazilian Real Units.

[q]Redemption price at maturity is adjusted for inflation. See Note 1(i).

[r]Principal amount is stated in 100 Mexican Peso Units.

[s]A supranational organization is an entity formed by two or more central governments through international treaties.

[u]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At March 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Sell	504,600,000	1,045,803	4/04/11	$ —	$ (10,177)
Chilean Peso	DBAB	Buy	504,600,000	961,143	4/04/11	94,837	—
Indian Rupee	DBAB	Buy	36,463,000	803,415	4/11/11	13,452	—

Annual Report | 37

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	DBAB	Buy	78,190,000	1,722,626	4/12/11	$ 28,707	$ —
Indian Rupee	JPHQ	Buy	52,519,000	1,160,384	4/13/11	15,737	—
Indian Rupee	JPHQ	Buy	51,553,000	1,139,041	4/15/11	15,012	—
Indian Rupee	DBAB	Buy	18,126,000	399,251	4/19/11	6,208	—
Indian Rupee	JPHQ	Buy	25,753,000	566,623	4/19/11	9,444	—
Malaysian Ringgit	JPHQ	Buy	4,383,850	1,343,503	4/19/11	103,169	—
Swedish Krona	DBAB	Buy	123,614,356	12,743,091 EUR	4/19/11	1,510,723	—
Malaysian Ringgit	JPHQ	Buy	12,561,000	3,867,898	4/22/11	276,415	—
Chilean Peso	MSCO	Buy	1,437,630,000	2,736,987	4/25/11	264,955	—
Indian Rupee	DBAB	Buy	36,620,000	808,567	4/26/11	9,504	—
Malaysian Ringgit	JPHQ	Buy	1,600,000	493,827	4/26/11	33,930	—
Chilean Peso	JPHQ	Buy	430,475,000	819,562	4/27/11	79,133	—
Indian Rupee	JPHQ	Buy	5,224,000	115,269	4/27/11	1,410	—
Chilean Peso	CITI	Buy	693,880,000	1,329,272	4/28/11	119,178	—
Indian Rupee	JPHQ	Buy	25,919,000	571,911	4/28/11	6,888	—
Indian Rupee	JPHQ	Buy	25,944,000	572,715	4/29/11	6,533	—
Euro	DBAB	Sell	730,724	7,031,827 SEK	5/05/11	77,087	—
Peruvian Nuevo Sol	DBAB	Buy	11,274,310	3,929,700	5/06/11	78,031	—
Euro	JPHQ	Sell	40,000,000	52,000,000	5/09/11	—	(4,635,352)
Euro	DBAB	Sell	20,000,000	25,600,000	5/11/11	—	(2,716,440)
Swedish Krona	BOFA	Buy	51,264,586	5,292,921 EUR	5/12/11	608,400	—
Malaysian Ringgit	JPHQ	Buy	3,200,000	987,959	5/18/11	65,785	—
Chilean Peso	DBAB	Buy	375,660,000	695,345	5/19/11	87,324	—
Euro	DBAB	Sell	292,956	360,570	5/20/11	—	(54,122)
Chilean Peso	DBAB	Buy	154,820,000	283,631	5/27/11	38,696	—
Chilean Peso	CITI	Buy	108,420,000	199,027	5/31/11	26,612	—
Indian Rupee	DBAB	Buy	49,615,000	1,044,087	6/01/11	56,547	—
Indian Rupee	HSBC	Buy	57,335,000	1,191,178	6/03/11	80,223	—
Indian Rupee	DBAB	Buy	36,546,000	756,020	6/07/11	53,764	—
Polish Zloty	CITI	Buy	3,667,000	879,377 EUR	6/07/11	39,280	—
Polish Zloty	DBAB	Buy	18,797,000	4,504,973 EUR	6/07/11	205,168	—
Indian Rupee	HSBC	Buy	9,755,000	204,808	6/08/11	11,301	—
Indian Rupee	DBAB	Buy	9,894,000	205,825	6/10/11	13,279	—
Indian Rupee	HSBC	Buy	24,630,000	512,463	6/13/11	32,658	—
Indian Rupee	DBAB	Buy	24,766,000	519,530	6/16/11	28,286	—
Indian Rupee	DBAB	Buy	22,559,000	473,829	6/20/11	24,787	—
Indian Rupee	JPHQ	Buy	25,600,000	536,913	6/22/11	28,701	—
Indian Rupee	DBAB	Buy	38,739,000	820,915	6/24/11	34,667	—
Indian Rupee	HSBC	Buy	26,015,000	547,569	6/27/11	26,664	—
Malaysian Ringgit	JPHQ	Buy	55,737,494	17,018,562	6/29/11	1,283,329	—
Indian Rupee	DBAB	Buy	25,719,000	530,289	7/11/11	35,954	—
Indian Rupee	DBAB	Buy	12,995,000	268,769	7/12/11	17,283	—
Indian Rupee	JPHQ	Buy	41,367,000	852,401	7/12/11	58,192	—
Malaysian Ringgit	DBAB	Buy	2,846,638	878,918	7/12/11	54,948	—
Malaysian Ringgit	DBAB	Buy	3,220,000	995,517	7/13/11	60,759	—
Malaysian Ringgit	DBAB	Buy	7,869,000	2,428,329	7/18/11	152,082	—

38 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit	DBAB	Buy	12,411,000	3,816,538	7/20/11	$ 252,720	$ —
Malaysian Ringgit	DBAB	Buy	15,092,000	4,640,123	7/25/11	306,434	—
Malaysian Ringgit	JPHQ	Buy	15,868,000	4,889,081	7/27/11	311,089	—
South Korean Won	HSBC	Buy	13,960,588,400	12,496,051	8/09/11	132,499	—
Japanese Yen	UBSW	Sell	257,607,000	3,031,491	8/18/11	—	(70,550)
Japanese Yen	DBAB	Sell	156,815,000	1,845,425	8/18/11	—	(42,903)
Japanese Yen	JPHQ	Sell	128,008,000	1,498,572	8/18/11	—	(42,870)
Japanese Yen	HSBC	Sell	127,414,000	1,499,218	8/19/11	—	(35,088)
Japanese Yen	BZWS	Sell	127,736,000	1,503,732	8/22/11	—	(34,502)
Japanese Yen	DBAB	Sell	127,899,000	1,507,532	8/22/11	—	(32,664)
Japanese Yen	MSCO	Sell	100,400,000	1,181,955	8/22/11	—	(27,090)
Japanese Yen	FBCO	Sell	253,342,000	2,980,494	8/23/11	—	(70,356)
Japanese Yen	CITI	Sell	255,214,000	3,009,493	8/23/11	—	(63,901)
Japanese Yen	DBAB	Sell	126,234,000	1,491,035	8/23/11	—	(29,127)
Japanese Yen	JPHQ	Sell	254,671,000	3,001,426	8/24/11	—	(65,462)
Japanese Yen	BZWS	Sell	253,823,000	2,998,996	8/24/11	—	(57,680)
Euro	BZWS	Sell	587,300	743,228	8/25/11	—	(86,167)
Japanese Yen	DBAB	Sell	228,669,000	2,694,169	8/25/11	—	(59,618)
Japanese Yen	BZWS	Sell	112,488,000	1,325,572	8/25/11	—	(29,085)
Euro	UBSW	Sell	2,984,696	3,776,894	8/26/11	—	(438,033)
Japanese Yen	HSBC	Sell	840,207,000	10,051,129	8/26/11	—	(67,326)
Japanese Yen	JPHQ	Sell	227,544,000	2,687,346	8/26/11	—	(52,924)
Japanese Yen	UBSW	Sell	312,386,000	3,721,406	8/26/11	—	(40,600)
Swedish Krona	UBSW	Buy	4,000,000	420,605 EUR	8/26/11	34,432	—
Euro	JPHQ	Sell	1,685,713	2,128,213	8/29/11	—	(252,128)
Japanese Yen	BZWS	Sell	302,200,000	3,589,329	8/30/11	—	(50,168)
Japanese Yen	JPHQ	Sell	126,519,000	1,491,266	9/01/11	—	(32,479)
Japanese Yen	JPHQ	Sell	59,426,000	709,395	9/30/11	—	(6,547)
Philippine Peso	DBAB	Buy	65,600,000	1,457,907	10/04/11	41,595	—
Philippine Peso	HSBC	Buy	52,620,000	1,167,621	10/04/11	35,182	—
Polish Zloty	DBAB	Buy	8,156,625	2,003,593 EUR	10/04/11	—	(203)
Philippine Peso	HSBC	Buy	78,450,000	1,752,759	10/05/11	40,397	—
Philippine Peso	DBAB	Buy	78,431,000	1,751,357	10/05/11	41,366	—
Philippine Peso	JPHQ	Buy	20,719,000	462,850	10/06/11	10,711	—
Swedish Krona	UBSW	Buy	57,125,412	6,115,229 EUR	10/06/11	326,443	—
Philippine Peso	DBAB	Buy	64,384,000	1,447,287	10/07/11	24,235	—
Philippine Peso	CITI	Buy	25,771,000	582,685	10/11/11	6,223	—
Philippine Peso	DBAB	Buy	51,520,000	1,163,531	10/11/11	13,782	—
Philippine Peso	JPHQ	Buy	25,704,000	580,239	10/11/11	7,138	—
Philippine Peso	HSBC	Buy	51,618,000	1,163,904	10/11/11	15,648	—
Malaysian Ringgit	DBAB	Buy	2,848,623	908,217	10/12/11	20,354	—
Philippine Peso	DBAB	Buy	15,341,000	348,137	10/12/11	2,414	—
Malaysian Ringgit	DBAB	Buy	1,229,347	391,874	10/13/11	8,832	—
Philippine Peso	JPHQ	Buy	62,743,000	1,415,841	10/13/11	17,815	—
Philippine Peso	HSBC	Buy	25,578,000	576,146	10/13/11	8,303	—
Euro	HSBC	Sell	1,548,000	2,152,030	10/17/11	—	(30,783)

Annual Report | 39

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	JPHQ	Buy	36,056,000	821,377	10/17/11	$ 2,352	$ —
Euro	HSBC	Sell	1,545,000	2,167,172	10/18/11	—	(11,341)
Euro	HSBC	Sell	2,080,000	2,904,928	10/19/11	—	(27,862)
Philippine Peso	DBAB	Buy	13,962,000	317,030	10/19/11	1,917	—
Philippine Peso	HSBC	Buy	50,025,000	1,133,788	10/19/11	8,979	—
Philippine Peso	JPHQ	Buy	28,025,000	631,592	10/21/11	8,555	—
Philippine Peso	DBAB	Buy	55,813,000	1,257,503	10/21/11	17,378	—
Philippine Peso	JPHQ	Buy	50,004,000	1,133,826	10/26/11	8,126	—
Philippine Peso	HSBC	Buy	50,025,000	1,132,505	10/26/11	9,927	—
Philippine Peso	DBAB	Buy	99,945,000	2,265,761	10/26/11	16,705	—
Japanese Yen	DBAB	Sell	166,350,000	2,032,160	11/16/11	26,522	—
Japanese Yen	JPHQ	Sell	83,068,000	1,015,129	11/16/11	13,600	—
Euro	UBSW	Sell	592,176	802,162	11/17/11	—	(32,032)
Japanese Yen	HSBC	Sell	43,408,000	525,139	11/17/11	1,772	—
Japanese Yen	BZWS	Sell	205,908,000	2,503,349	11/17/11	20,730	—
Japanese Yen	UBSW	Sell	66,358,000	805,902	11/17/11	5,828	—
Japanese Yen	BZWS	Sell	231,295,000	2,789,375	11/21/11	487	—
Japanese Yen	BOFA	Sell	179,374,000	2,166,353	11/28/11	3,269	—
Japanese Yen	BZWS	Sell	261,349,000	3,156,008	11/29/11	4,331	—
Japanese Yen	CITI	Sell	64,869,000	783,821	11/29/11	1,548	—
Australian Dollar	DBAB	Buy	5,138,500	4,714,574	12/01/11	439,999	—
Japanese Yen	DBAB	Sell	160,839,000	1,921,843	12/01/11	—	(17,820)
Australian Dollar	DBAB	Buy	4,625,000	4,371,699	12/09/11	263,108	—
Australian Dollar	BZWS	Buy	2,567,000	2,397,578	12/12/11	173,896	—
Euro	DBAB	Sell	292,125	389,455	12/15/11	—	(21,692)
Malaysian Ringgit	DBAB	Buy	20,000,000	6,301,197	12/15/11	190,700	—
British Pound	DBAB	Sell	200,000	314,540	12/16/11	—	(4,769)
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,546,608	12/16/11	125,337	—
Japanese Yen	BZWS	Sell	126,590,000	1,530,713	1/10/12	2,932	—
Japanese Yen	UBSW	Sell	63,290,000	765,417	1/10/12	1,586	—
Japanese Yen	CITI	Sell	63,300,000	765,899	1/10/12	1,948	—
Malaysian Ringgit	HSBC	Buy	2,848,623	916,251	1/10/12	6,953	—
Japanese Yen	DBAB	Sell	63,500,000	768,012	1/12/12	1,611	—
Japanese Yen	HSBC	Sell	63,560,000	770,284	1/12/12	3,159	—
Japanese Yen	BZWS	Sell	145,330,000	1,759,443	1/13/12	5,371	—
Japanese Yen	HSBC	Sell	146,430,000	1,774,113	1/13/12	6,764	—
Japanese Yen	UBSW	Sell	115,600,000	1,400,126	1/13/12	4,882	—
Philippine Peso	JPHQ	Buy	121,522,000	2,760,295	1/13/12	5,340	—
Philippine Peso	HSBC	Buy	19,500,000	443,353	1/17/12	344	—
Philippine Peso	DBAB	Buy	22,045,000	494,782	1/18/12	6,798	—
Philippine Peso	HSBC	Buy	38,654,000	867,752	1/18/12	11,725	—
Philippine Peso	DBAB	Buy	13,793,000	310,583	1/19/12	3,227	—
Philippine Peso	JPHQ	Buy	55,049,000	1,223,719	1/19/12	28,723	—
Euro	DBAB	Sell	1,099,250	1,492,832	1/26/12	—	(52,150)
Japanese Yen	UBSW	Sell	254,830,000	3,099,933	1/26/12	23,308	—

40 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Income Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	DBAB	Sell	242,274,032	2,950,714	1/26/12	$ 25,680	$ —
Japanese Yen	BZWS	Sell	291,270,000	3,540,846	1/26/12	24,272	—
Philippine Peso	HSBC	Buy	50,025,000	1,110,926	1/26/12	26,810	—
Chilean Peso	DBAB	Buy	844,670,000	1,669,803	1/27/12	42,659	—
Euro	DBAB	Sell	887,364	1,199,965	1/27/12	—	(47,173)
Japanese Yen	HSBC	Sell	313,645,839	3,826,816	1/27/12	40,004	—
Chilean Peso	DBAB	Buy	1,944,130,000	3,874,312	1/30/12	65,782	—
Chilean Peso	JPHQ	Buy	256,050,000	506,929	1/30/12	11,997	—
Swedish Krona	DBAB	Buy	1,850,000	206,002 EUR	1/30/12	—	(1,740)
Chilean Peso	DBAB	Buy	1,172,830,000	2,336,082	1/31/12	40,569	—
Euro	DBAB	Sell	2,427,000	3,300,720	1/31/12	—	(109,829)
Indian Rupee	JPHQ	Buy	25,080,000	520,116	2/06/12	12,777	—
Australian Dollar	UBSW	Buy	4,948,261	4,798,576	2/08/12	123,133	—
Australian Dollar	MSCO	Buy	4,949,627	4,812,770	2/08/12	110,298	—
Norwegian Krone	UBSW	Buy	14,083,800	1,777,181 EUR	2/08/12	—	(917)
Norwegian Krone	UBSW	Buy	19,684,700	2,474,911 EUR	2/09/12	11,271	—
Norwegian Krone	DBAB	Buy	28,125,000	3,537,068 EUR	2/09/12	14,729	—
Chilean Peso	DBAB	Buy	401,200,000	815,116	2/13/12	—	(3,350)
Euro	DBAB	Sell	288,563	390,122	2/14/12	—	(15,192)
Malaysian Ringgit	HSBC	Buy	5,278,000	1,705,001	2/17/12	1,915	—
Norwegian Krone	DBAB	Buy	1,526,000	257,223	2/17/12	13,032	—
Chilean Peso	DBAB	Buy	195,280,000	403,805	2/21/12	—	(9,055)
Chilean Peso	DBAB	Buy	301,900,000	623,709	2/23/12	—	(13,574)
Chilean Peso	CITI	Buy	866,360,000	1,785,389	2/27/12	—	(35,308)
Chilean Peso	DBAB	Buy	494,720,000	1,010,602	2/27/12	—	(11,248)
Chilean Peso	DBAB	Buy	401,810,000	818,184	3/01/12	—	(6,796)
Chilean Peso	DBAB	Buy	401,810,000	818,184	3/02/12	—	(6,891)
Chilean Peso	DBAB	Buy	503,570,000	1,026,019	3/05/12	—	(9,618)
Chilean Peso	DBAB	Buy	500,540,000	1,017,048	3/07/12	—	(6,998)
Chilean Peso	DBAB	Buy	486,980,000	996,888	3/09/12	—	(14,431)
Swedish Krona	DBAB	Buy	41,000,000	4,583,720 EUR	3/12/12	—	(73,777)
Chilean Peso	DBAB	Buy	985,820,000	2,010,029	3/15/12	—	(22,578)
Chilean Peso	DBAB	Buy	474,950,000	951,613	3/30/12	4,235	—
Chilean Peso	DBAB	Buy	504,600,000	1,007,125	4/02/12	8,039	—
Unrealized appreciation (depreciation)						9,569,593	(9,690,486)
Net unrealized appreciation (depreciation)							$ (120,893)

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 60.

42 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

March 31, 2011

	Templeton Income Fund
Class A:	
Net assets, at value	$ 676,975,112
Shares outstanding	234,251,193
Net asset value per share[a]	$2.89
Maximum offering price per share (net asset value per share ÷ 95.75%)	$3.02
Class C:	
Net assets, at value	$ 390,187,019
Shares outstanding	135,156,128
Net asset value and maximum offering price per share[a]	$2.89
Class R:	
Net assets, at value	$ 2,288,378
Shares outstanding	790,279
Net asset value and maximum offering price per share	$2.90
Advisor Class:	
Net assets, at value	$ 75,652,474
Shares outstanding	26,107,311
Net asset value and maximum offering price per share	$2.90

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 43

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Operations for the year ended March 31, 2011

44 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

Templeton Global Investment Trust

Notes to Financial Statements

Templeton Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Income Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate

46 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Annual Report | 47

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid

48 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 12 regarding other derivative information.

e. Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

f. FT Holdings Corporation IV

The Fund invests in certain securities through its investment in FT Holdings Corporation IV, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the Fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the Fund. At

Annual Report | 49

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	FT Holdings Corporation IV (continued)

March 31, 2011, all Subsidiary investments as well as any other assets and liabilities are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the Subsidiary during the period ended March 31, 2011, have been included in the Fund’s Statement of Operations.

g. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of March 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

50 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Annual Report | 51

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
k.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

52 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, Advisers, an affiliate of TGAL, provides subadvisory services to the Fund. The subadvisory fee is paid by TGAL based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Annual Report | 53

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

For the year ended March 31, 2011, the Fund paid transfer agent fees of $1,221,759, of which $626,969 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TGAL and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended March 31, 2011, there were no credits earned.

54 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At March 31, 2011, the capital loss carryforwards were as follows:

During the year ended March 31, 2011, the Fund utilized $21,110,553 of capital loss carryforwards.

The tax character of distributions paid during the years ended March 31, 2011 and 2010, was as follows:

At March 31, 2011, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, payments-in-kind, bond discounts and premiums, corporate actions, tax straddles, inflation related adjustments on foreign securities and equity linked securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, payments-in-kind, bond discounts and premiums, tax straddles, defaulted securities and equity linked securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2011, aggregated $291,733,528 and $306,868,195, respectively.

Annual Report | 55

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At March 31, 2011, the Fund had 12.42% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March 31, 2011, the aggregate value of these securities represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

56 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements *(continued)*

Templeton Income Fund

10. Restricted Securities *(continued)*

At March 31, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
1,587,888	[a]Turtle Bay Resort (0.18% of Net Assets)	8/18/08 - 4/28/09	$2,056,638	$2,064,254

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $4,396,129 as of March 31, 2011.

11. Unfunded Loan Commitments

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At March 31, 2011, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Alpha Natural Resources Inc., Senior Unsecured Bridge Loan, FRN, 6.50% 1/28/12	$ 614,700
EnviroSolutions Real Property Holdings Inc., Revolver, FRN, 6.50% 7/29/13	1,143,949
	$1,758,649

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

12. Other Derivative Information

At March 31, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$9,569,593	Unrealized depreciation on forward exchange contracts	$9,690,486

Annual Report | 57

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

12. OTHER DERIVATIVE INFORMATION (continued)

For the year ended March 31, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

aRepresents the average notional amount for other derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended March 31, 2011, the Fund did not use the Global Credit Facility.

58 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

Annual Report | 59

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Income Fund

14. FAIR VALUE MEASUREMENTS (continued)

At March 31, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

60 | Annual Report

Templeton Global Investment Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Income Fund (the “Fund”) at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California May 18, 2011

Annual Report | 61

Templeton Global Investment Trust

Tax Designation (unaudited)

Templeton Income Fund

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates 49.29% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2011.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $16,987,898 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2010, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on June 14, 2010, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class C, Class R, and Advisor Class shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

62 | Annual Report

Templeton Global Investment Trust

Tax Designation (unaudited) (continued)

Templeton Income Fund

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

In January 2011, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2010. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2010 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 63

Templeton Global Investment Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Harris J. Ashton (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 1994	130	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Ann Torre Bates (1958) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2008	32	SLM Corporation (Sallie Mae), Ares Capital Corporation (specialty finance company) and Allied Capital Corporation (financial services) (2003-2010).
Principal Occupation During Past 5 Years: Independent strategic and financial consultant; and **formerly,** Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).				
Frank J. Crothers (1944) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	Fortis, Inc. (utility holding company) and AML Foods Limited (retail distributors).
Principal Occupation During Past 5 Years: Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and **formerly,** Chairman, Atlantic Equipment and Power Ltd. (1977-2003).				
Edith E. Holiday (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Lead Independent Trustee	Trustee since 1996 and Lead Independent Trustee since 2007	130	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

64 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
J. Michael Luttig (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394	Trustee	Since 2009	130	Boeing Capital Corporation (aircraft financing).
Principal Occupation During Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
David W. Niemiec (1949) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	24	Emeritus Corporation (assisted living) (1999-2010) and OSI Pharmaceuticals, Inc. (pharmaceutical products) (2006-2010).
Principal Occupation During Past 5 Years: Advisor, Saratoga Partners (private equity fund); and **formerly,** Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).				
Frank A. Olson (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2003	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
Constantine D. Tseretopoulos (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	None
Principal Occupation During Past 5 Years: Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and **formerly,** Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).				

Annual Report | 65

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert E. Wade (1946) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	39	El Oro Ltd (investments).

Principal Occupation During Past 5 Years:
Attorney at law engaged in private practice (1973-2009) and member of various boards.

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee, Chairman of the Board and Vice President	Trustee and Vice President since 1994 and Chairman of the Board since 1995	130	None

Principal Occupation During Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2006	88	None

Principal Occupation During Past 5 Years:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

66 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1996	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
Gary P. Motyl (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	President and Chief Executive Officer – Investment Management	Since 2007	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.				

Annual Report | 67

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				

68 | Annual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Income Fund Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Templeton Income Fund, one of the separate funds comprising Templeton Global Investment Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund

Annual Report | 69

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Income Fund

Board Review of Investment Management Agreement (continued)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report for the Fund showed the income and total return of its Class A shares during 2010 and the previous four years, being the Fund’s first five full years of operation, in comparison to a Lipper performance universe consisting of all retail and institutional mixed-asset target allocation moderate funds. The Lipper report showed this Fund’s income and total return in 2010 to be in the highest performing quintile and second-highest performing quintile of such performance universe, respectively, and both its income and total return to be in the highest performing quintile of such universe on an annualized basis for the Fund’s five-year period of operation. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

70 | Annual Report

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Income Fund

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report for the Fund showed its contractual investment management fee rate was within 18 basis points of its Lipper expense group median, while its actual total expense ratio was within four basis points of such group’s median. The Board found such comparative expenses as shown in the Lipper report to be acceptable and noted that this Fund’s expenses were being subsidized by management fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took

Annual Report | 71

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Income Fund

Board Review of Investment Management Agreement (continued)

into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints so that as the Fund grows in size, its effective management fee rate declines. The investment management agreement for the Fund provides for breakpoints that are above such Fund’s existing asset size, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedule of fees for the Fund provides a sharing of benefits with the Fund and its shareholders. The Board also noted, as previously mentioned in the discussion of comparative expenses, that management had subsidized expenses of the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

72 | Annual Report

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Income Fund

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 73

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

TEMPLETON EMERGING MARKETS

SMALL CAP FUND

Annual Report

Templeton Emerging Markets Small Cap Fund

Your Fund’s Goal and Main Investments: Templeton Emerging Markets Small Cap Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small-cap companies located in emerging market countries, as defined in the Fund’s prospectus.

This annual report for Templeton Emerging Markets Small Cap Fund covers the fiscal year ended March 31, 2011.

Economic and Market Overview

Markets started the reporting period on a positive note but quickly moved lower. Greece’s financial woes and investors’ worries that other countries in the European Union (EU) may have similar problems triggered a sell-off in May. The sinking of a South Korean naval ship by a North Korean torpedo and rioting by political protestors in the Thai capital of Bangkok only added to the negative sentiment.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Annual Report | 3

Strong emerging market economic data and better-than-expected corporate results, however, led investors to adopt a more positive view, resulting in significant investment inflows. Higher commodity prices and emerging market currencies further supported equity prices. This uptrend continued until November 2010 when concerns of a wider debt crisis in the eurozone resurfaced after Ireland became the second EU country to accept emergency financial aid. Expectations grew that Portugal and Spain could also require financial support, leading investors to adopt a more cautious view.

Equity prices soon rebounded as investors focused on the long-term opportunities and prospects of the wider emerging market asset class. Unrest in the Middle East and North Africa in 2011 disrupted the market recovery after riots in Tunisia and Egypt unseated governments there and fighting broke out in Libya. Investors grew increasingly worried that contagion from the Middle East could spread and subsequently derail the global economic recovery. Concerns of an interruption in oil supplies due to turmoil in major oil-producing countries such as Libya led to a sharp oil price spike. High oil prices, coupled with rising food prices in many markets, further fueled slower global economic growth and inflation concerns. Investors also worried about the wider impact of Japan’s largest-ever earthquake, tsunami and radiation leakage from damage at the country’s nuclear plants.

Despite these disruptions, emerging market stocks, as measured by the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index, returned +18.78% for the 12-month period, partly due to stronger domestic currencies.1 Eastern Europe was the best performing emerging market region during the reporting period, as bargain hunters searched there for undervalued stocks trading at attractive valuations. Moreover, Eastern Europe was little affected by the turmoil in the Middle East region.

Investment Strategy

Our investment strategy employs a fundamental, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s price/earnings

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Annual Report

ratio, profit margins, liquidation value and other variables. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

For the 12 months under review, Templeton Emerging Markets Small Cap Fund – Class A delivered a cumulative total return of +10.80%. In comparison, the MSCI EM Index posted a total return of +18.78% for the same period.1 Also for comparison, the MSCI EM Small Cap Index, which measures performance of small-cap stocks in emerging markets, posted a total return of +18.02% for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Manager’s Discussion

During the reporting period, key contributors to absolute Fund performance included leading Hong Kong fashion apparel retailer I.T Limited; one of the world’s largest glass packaging companies, Anadolu Cam Sanayii; and leading Turkish food company Pinar Sut Mamulleri Sanayii. I.T’s share price surged due to stronger domestic demand in the greater China region. I.T has a large presence in China, in addition to an extensive network in Hong Kong, and benefited from its high brand recognition, popularity and extensive network as discretionary spending recovered. Anadolu Cam’s business gained from strong demand for packaging glass in Turkey. During the period, Pinar Sut also performed well as more of the local population switched to packaged dairy products and investors were attracted to its favorable valuations.

The Fund’s main detractors included the leading green food producer in China’s Fujian Province, China Green (Holdings); Russia’s biggest fish and seafood distributor, Russian Sea Group; and the world’s largest vodka producer, CEDC (Central European Distribution). Poor communication with the market and deterioration of corporate governance standards led China Green’s share price to decline during the period. We remain optimistic about China Green’s fundamentals and growth potential, however, and increased our holding at what we considered attractive prices. In addition, we initiated a position in Russia Sea Group during the period. Although its share price fell following its initial public offering in April 2010, we believe the company’s strong brand, distribution, logistics network, reasonable valuations,

Annual Report | 5

and merger and acquisition potential make it an attractive investment. CEDC’s share price declined due to weaker-than-expected corporate results. The company’s modest valuations, strong product portfolio in Poland and Russia, and expansion plans into markets such as Ukraine led us to maintain a positive longer term view.

The Fund received substantial inflows during the 12-month period. This led us to increase our investments in many markets in our investment universe, and we added to holdings in Hong Kong, Turkey, South Korea, Poland and the Philippines. We also made selective purchases in India, Mexico, Russia, Brazil and China via Hong Kong-listed H and Shenzhen B shares.2 We increased our exposure to packaged foods and meats, diversified banks, agricultural products, and oil and gas equipment and services companies. Key additions included South Korean can and bottle manufacturer Sam Kwang Glass Industry, leading Mexican processed food company Grupo Herdez and China Green, mentioned earlier.

Conversely, we eliminated holdings in South Africa and Israel to focus on what we considered more attractive stocks in the Fund’s investment universe. We sold some stocks that reached their target prices. We reduced some investments in fertilizers and agricultural chemicals, real estate management and development, tires and rubber, and electronic equipment manufacturing companies. Major sales included Thai property developer Supalai Public, Turkish fertilizer producer Gubre Fabrikalari, and Indian tire company Apollo Tyres.

2. “H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “Shenzhen B” denotes shares of China-incorporated, Shenzhen Stock Exchange-listed companies that are traded in Hong Kong dollars.

6 | Annual Report

Thank you for your continued participation in Templeton Emerging Markets Small Cap Fund. We look forward to serving your future investment needs.

Portfolio Management Team

Templeton Emerging Markets Small Cap Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 3/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.80% (other than certain nonroutine expenses) until 7/31/11.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The MSCI EM Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of small-cap equities in emerging markets.

12 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.10%; C: 2.80%; R: 2.30%; and Advisor: 1.80%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

14 | Annual Report

Templeton Global Investment Trust

Financial Highlights

Templeton Emerging Markets Small Cap Fund

Class A	Year Ended March 31, 2011	2010	2009	2008	2007[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.74	$ 4.39	$11.32	$11.50	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	(0.06)	(0.05)	0.13	0.17	0.09
Net realized and unrealized gains (losses)	1.22	6.44	(6.52)	0.41	1.43
Total from investment operations	1.16	6.39	(6.39)	0.58	1.52
Less distributions from:					
Net investment income	—	(0.04)	(0.06)	(0.11)	(0.02)
Net realized gains	—	—	(0.48)	(0.65)	—
Tax return of capital	—	—[d]	—	—	—
Total distributions	—	(0.04)	(0.54)	(0.76)	(0.02)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$11.90	$10.74	$ 4.39	$11.32	$11.50
Total return[f]	10.80%	145.52%	(56.50)%	4.41%	15.19%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	2.14%	2.21%	2.51%	2.38%	2.82%
Expenses net of waiver and payments by affiliates	2.10%	2.10%	2.09%	2.16%	2.15%
Expenses net of waiver and payments by affiliates and expense reduction	2.10%	2.10%	2.09%	2.15%	2.15%
Net investment income (loss)	(0.57)%	(0.56)%	1.71%	1.36%	1.54%
Supplemental data					
Net assets, end of year (000's)	$288,237	$178,439	$26,689	$80,427	$37,774
Portfolio turnover rate	18.27%	61.93%	64.81%	101.77%	50.04%

[a]For the period October 2, 2006 (commencement of operations) to March 31, 2007.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Emerging Markets Small Cap Fund

Class C	Year Ended March 31,				
	2011	2010	2009	2008	2007[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.62	$ 4.35	$11.26	$11.46	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	(0.14)	(0.11)	0.08	0.09	0.04
Net realized and unrealized gains (losses)	1.21	6.39	(6.47)	0.42	1.43
Total from investment operations	1.07	6.28	(6.39)	0.51	1.47
Less distributions from:					
Net investment income	—	(0.01)	(0.04)	(0.06)	(0.01)
Net realized gains	—	—	(0.48)	(0.65)	—
Tax return of capital	—	—[d]	—	—	—
Total distributions	—	(0.01)	(0.52)	(0.71)	(0.01)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$11.69	$10.62	$ 4.35	$11.26	$11.46
Total return[f]	10.08%	144.27%	(56.84)%	3.73%	14.82%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	2.84%	2.91%	3.16%	3.03%	3.47%
Expenses net of waiver and payments by affiliates	2.80%	2.80%	2.74%	2.81%	2.80%
Expenses net of waiver and payments by affiliates and expense reduction	2.80%	2.80%	2.74%	2.80%	2.80%
Net investment income (loss)	(1.27)%	(1.26)%	1.06%	0.71%	0.89%
Supplemental data					
Net assets, end of year (000's)	$83,439	$46,740	$8,081	$24,014	$8,196
Portfolio turnover rate	18.27%	61.93%	64.81%	101.77%	50.04%

[a]For the period October 2, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Emerging Markets Small Cap Fund

Class R	Year Ended March 31, 2011	2010	2009	2008	2007[a]
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.71	$ 4.38	$11.32	$11.50	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	(0.12)	(0.03)	0.11	0.16	0.06
Net realized and unrealized gains (losses)	1.26	6.39	(6.51)	0.39	1.45
Total from investment operations	1.14	6.36	(6.40)	0.55	1.51
Less distributions from:					
Net investment income	—	(0.03)	(0.06)	(0.08)	(0.01)
Net realized gains	—	—	(0.48)	(0.65)	—
Tax return of capital	—	—[d]	—	—	—
Total distributions	—	(0.03)	(0.54)	(0.73)	(0.01)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$11.85	$10.71	$ 4.38	$11.32	$11.50
Total return[f]	10.64%	145.15%	(56.61)%	4.18%	15.13%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	2.34%	2.41%	2.72%	2.53%	2.97%
Expenses net of waiver and payments by affiliates	2.30%	2.30%	2.30%	2.31%	2.30%
Expenses net of waiver and payments by affiliates and expense reduction	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income (loss)	(0.77)%	(0.76)%	1.50%	1.21%	1.39%
Supplemental data					
Net assets, end of year (000's)	$778	$187	$89	$197	$197
Portfolio turnover rate	18.27%	61.93%	64.81%	101.77%	50.04%

[a]For the period October 2, 2006 (commencement of operations) to March 31, 2007.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Emerging Markets Small Cap Fund

Advisor Class	Year Ended March 31, 2011	2010	2009	2008	2007[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$10.78	$ 4.40	$11.34	$11.51	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	(0.05)	(0.04)	0.15	0.22	0.11
Net realized and unrealized gains (losses)	1.26	6.47	(6.54)	0.41	1.42
Total from investment operations	1.21	6.43	(6.39)	0.63	1.53
Less distributions from:					
Net investment income	—	(0.05)	(0.07)	(0.15)	(0.02)
Net realized gains	—	—	(0.48)	(0.65)	—
Tax return of capital	—	—[d]	—	—	—
Total distributions	—	(0.05)	(0.55)	(0.80)	(0.02)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$11.99	$10.78	$ 4.40	$11.34	$11.51
Total return[f]	11.22%	146.20%	(56.37)%	4.76%	15.35%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	1.84%	1.91%	2.22%	2.03%	2.47%
Expenses net of waiver and payments by affiliates	1.80%	1.80%	1.80%	1.81%	1.80%
Expenses net of waiver and payments by affiliates and expense reduction	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss)	(0.27)%	(0.26)%	2.00%	1.71%	1.89%
Supplemental data					
Net assets, end of year (000's)	$78,944	$23,701	$1,274	$3,351	$1,402
Portfolio turnover rate	18.27%	61.93%	64.81%	101.77%	50.04%

[a]For the period October 2, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011

Annual Report | 19

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 (continued)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
India 8.3%			
ABG Shipyard Ltd.	Machinery	274,167	$ 2,227,742
Balkrishna Industries Ltd.	Auto Components	989,653	2,968,181
Federal Bank Ltd.	Commercial Banks	1,215,043	11,426,232
[a] Hirco PLC	Real Estate Management & Development	1,303,049	849,205
ING Vysya Bank Ltd.	Commercial Banks	693,200	4,999,226
JK Cements Ltd.	Construction Materials	1,390,213	4,355,241
Maharashtra Seamless Ltd.	Metals & Mining	1,461,406	10,691,934
			37,517,761
Kazakhstan 2.8%			
[a,d] KazakhGold Group Ltd., GDR, Reg S	Metals & Mining	130,358	316,509
[a,d] Zhaikmunai LP, GDR, Reg S	Oil, Gas & Consumable Fuels	993,641	12,226,753
			12,543,262
Kenya 0.2%			
Safaricom Ltd.	Wireless Telecommunication Services	23,607,700	1,097,038
Latvia 0.8%			
[a] Grindeks	Pharmaceuticals	284,769	3,725,630
Malaysia 2.6%			
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,212,000	3,983,281
Lion Industries Corp. Bhd.	Metals & Mining	12,737,500	7,575,582
[a] Media Prima Bhd., wts., 12/31/14	Media	24,340	7,640
QSR Brands Bhd.	Hotels, Restaurants & Leisure	194,200	338,158
			11,904,661
Mexico 2.5%			
Grupo Herdez SAB de CV	Food Products	5,515,724	11,130,697
Nigeria 2.7%			
Access Bank Nigeria PLC	Commercial Banks	72,624,457	3,750,625
UAC of Nigeria PLC	Industrial Conglomerates	26,062,286	5,546,847
United Bank for Africa PLC	Commercial Banks	60,478,447	2,963,483
			12,260,955
Pakistan 0.0%[†]			
United Bank Ltd.	Commercial Banks	70,302	50,657
Philippines 4.1%			
Security Bank Corp.	Commercial Banks	2,548,500	5,008,918
Universal Robina Corp.	Food Products	17,630,000	13,730,277
			18,739,195
Poland 1.6%			
[a] AmRest Holdings NV	Hotels, Restaurants & Leisure	68,808	1,846,349
[a] Bomi SA	Food & Staples Retailing	503,812	1,250,770

20 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 (continued)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Poland (continued)			
[a] Central European Distribution Corp.	Beverages	351,045	$ 3,984,361
[a] Warsaw Stock Exchange	Diversified Financial Services	19,000	326,240
			7,407,720
Republic of Serbia 2.6%			
[a] AIK Banka AD	Commercial Banks	210,376	11,584,505
Romania 0.9%			
[a,c] Impact Developer & Contractor SA	Real Estate Management & Development	12,171,000	1,747,380
[a] SC Bursa De Valori Bucuresti SA	Diversified Financial Services	150,090	2,244,076
			3,991,456
Russia 6.5%			
[a] Belon OJSC	Metals & Mining	2,470,090	1,806,980
[a,d] Cherkizovo Group OJSC, GDR, Reg S	Food Products	147,032	2,853,156
[a] Russian Sea Group OAO	Food Products	745,844	1,823,623
[a,e] Synergy Co.	Beverages	349,907	13,795,440
[a] Veropharm	Pharmaceuticals	202,875	9,080,963
			29,360,162
South Korea 10.3%			
Binggrae Co. Ltd.	Food Products	13,278	784,692
[a] CJ E&M Corp.	Media	150,680	6,575,502
HNK Machine Tool Co., Ltd.	Machinery	206,890	5,839,713
Maeil Dairy Industry	Food Products	189,818	2,588,034
Medy-tox Inc.	Pharmaceuticals	211,057	4,600,330
Pacific Corp.	Personal Products	26,967	4,857,257
Sam Kwang Glass Industry Co. Ltd.	Household Durables	211,368	12,414,135
Silicon Works Co. Ltd.	Semiconductors & Semiconductor Equipment	15,692	542,387
[a] Steel Flower Co. Ltd.	Metals & Mining	322,440	2,184,888
Vieworks Co. Ltd.	Health Care Equipment & Supplies	189,842	1,921,793
Youngone Corp.	Textiles, Apparel & Luxury Goods	434,804	4,123,996
			46,432,727
Thailand 1.9%			
Bangkok Chain Hospital PCL, fgn.	Health Care Providers & Services	19,483,600	4,572,255
[a] Sansiri PCL, fgn.	Real Estate Management & Development	20,562,700	3,873,984
			8,446,239
Turkey 16.8%			
[a] Anadolu Cam Sanayii AS	Containers & Packaging	7,454,983	16,933,823
IS Yatirim Menkul Degerler AS	Capital Markets	2,906,778	4,702,763
Koza Altin Isletmeleri AS	Metals & Mining	489,207	6,410,899
Pinar Sut Mamulleri Sanayii AS	Food Products	1,289,081	11,428,837
[a,c] Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts (REITs)	10,122,894	8,450,758
Selcuk Ecza Deposu Ticaret ve Sanayi AS	Pharmaceuticals	3,052,746	4,879,652
Tofas Turk Otomobil Fabrikasi AS	Automobiles	887,760	5,009,718

Annual Report | 21

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 (continued)

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Emerging Markets Small Cap Fund	Value
Total Investments (Cost $390,779,877) 100.1%	$451,925,750
Other Assets, less Liabilities (0.1)%	(527,830)
Net Assets 100.0%	$451,397,920

See Abbreviations on page 38.

†Rounds to less than 0.1% of net assets.

[a]Non-income producing.

[c]See Note 9 regarding holdings of 5% voting securities.

[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2011, the aggregate value of these securities was $17,310,348, representing 3.83% of net assets.

[e]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

[f]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Investment Trust

Financial Statements *(continued)*

	Templeton Emerging Markets Small Cap Fund
Investment income:	
Dividends: (net of foreign taxes of $448,025)	
Unaffiliated issuers	$ 5,549,238
Non-controlled affiliated issuers (Note 9)	63,998
Total investment income	5,613,236
Expenses:	
Management fees (Note 3a)	4,521,613
Administrative fees (Note 3b)	734,628
Distribution fees: (Note 3c)	
Class A	741,735
Class C	660,798
Class R	2,316
Transfer agent fees (Note 3e)	723,524
Custodian fees (Note 4)	458,921
Reports to shareholders	78,156
Registration and filing fees	138,238
Professional fees	72,617
Trustees' fees and expenses	14,829
Other	20,098
Total expenses	8,167,473
Expense reductions (Note 4)	(145)
Expenses waived/paid by affiliates (Note 3f)	(150,829)
Net expenses	8,016,499
Net investment income (loss)	(2,403,263)
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments (net of foreign taxes of $284,993)	19,159,740
Foreign currency transactions	(165,225)
Net realized gain (loss)	18,994,515
Net change in unrealized appreciation (depreciation) on:	
Investments	7,432,931
Translation of other assets and liabilities denominated in foreign currencies	5,124
Change in deferred taxes on unrealized appreciation	315,585
Net change in unrealized appreciation (depreciation)	7,753,640
Net realized and unrealized gain (loss)	26,748,155
Net increase (decrease) in net assets resulting from operations	$24,344,892

26 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 27

Templeton Global Investment Trust

Notes to Financial Statements

Templeton Emerging Markets Small Cap Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Emerging Markets Small Cap Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

28 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Annual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of March 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from

30 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions (continued)

foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Annual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

32 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

Annual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

For the year ended March 31, 2011, the Fund paid transfer agent fees of $723,524, of which $354,365 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended March 31, 2011, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2011, the Fund had tax basis capital losses of $15,384,989 expiring in 2018. During the year ended March 31, 2011, the Fund utilized $15,104,772 of capital loss carryforwards.

For tax purposes, realized currency losses occurring subsequent to October 31 may be deferred and treated as occuring on the first day of the following fiscal year. At March 31, 2011, the Fund deferred realized currency losses of $41,007.

34 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended March 31, 2011 and 2010, was as follows:

At March 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and non-deductible taxes.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and foreign capital gains tax.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2011, aggregated $248,659,219 and $60,066,081, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Annual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended March 31, 2011, the Fund did not use the Global Credit Facility.

36 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Annual Report | 37

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Emerging Markets Small Cap Fund

ABBREVIATIONS

Selected Portfolio GDR - Global Depository Receipt

38 | Annual Report

Templeton Global Investment Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton Emerging Markets Small Cap Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Emerging Markets Small Cap Fund (the “Fund”) at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California May 18, 2011

Annual Report | 39

Templeton Global Investment Trust

Tax Designation (unaudited)

Templeton Emerging Markets Small Cap Fund

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $2,590,528 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

40 | Annual Report

Templeton Global Investment Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Harris J. Ashton (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 1994	130	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Ann Torre Bates (1958) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2008	32	SLM Corporation (Sallie Mae), Ares Capital Corporation (specialty finance company) and Allied Capital Corporation (financial services) (2003-2010).
Principal Occupation During Past 5 Years: Independent strategic and financial consultant; and **formerly,** Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).				
Frank J. Crothers (1944) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	Fortis, Inc. (utility holding company) and AML Foods Limited (retail distributors).
Principal Occupation During Past 5 Years: Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and **formerly,** Chairman, Atlantic Equipment and Power Ltd. (1977-2003).				
Edith E. Holiday (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Lead Independent Trustee	Trustee since 1996 and Lead Independent Trustee since 2007	130	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

Annual Report | 41

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
J. Michael Luttig (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394	Trustee	Since 2009	130	Boeing Capital Corporation (aircraft financing).
Principal Occupation During Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
David W. Niemiec (1949) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	24	Emeritus Corporation (assisted living) (1999-2010) and OSI Pharmaceuticals, Inc. (pharmaceutical products) (2006-2010).
Principal Occupation During Past 5 Years: Advisor, Saratoga Partners (private equity fund); and **formerly,** Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).				
Frank A. Olson (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2003	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
Constantine D. Tseretopoulos (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	None
Principal Occupation During Past 5 Years: Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and **formerly,** Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).				

42 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert E. Wade (1946) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	39	El Oro Ltd (investments).

Principal Occupation During Past 5 Years:
Attorney at law engaged in private practice (1973-2009) and member of various boards.

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee, Chairman of the Board and Vice President	Trustee and Vice President since 1994 and Chairman of the Board since 1995	130	None

Principal Occupation During Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2006	88	None

Principal Occupation During Past 5 Years:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director of Compliance, Franklin Resources, Inc. (1994-2001).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Annual Report | 43

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1996	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
Gary P. Motyl (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	President and Chief Executive Officer – Investment Management	Since 2007	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.				

44 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

Annual Report | 45

Templeton Global Investment Trust

Shareholder Information

Templeton Emerging Markets Small Cap Fund

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Templeton Emerging Markets Small Cap Fund, one of the separate funds comprising Templeton Global Investment Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically

46 | Annual Report

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Emerging Markets Small Cap Fund

Board Review of Investment Management Agreement (continued)

furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report for the Fund showed the total return of its Class A shares during 2010 and the previous three years, being the Fund’s first four full years of operation, in comparison to a Lipper performance universe consisting of all retail and institutional emerging markets funds. The Lipper report showed this Fund’s total return to be in the first or highest performing quin-tile of its performance universe in 2010 and 2009, and in the fifth or lowest performing quintile of such universe in 2008 and 2007. The Board was satisfied with the Fund’s improved relative performance during the last two years.

Annual Report | 47

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Emerging Markets Small Cap Fund

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper reports for the Fund showed its contractual management fee rate to be the highest in its Lipper expense group, and its actual total expense ratio to be the highest or second highest in such group. In discussing the fees and expenses of the Fund, management pointed out that the Fund’s investments were concentrated in specialized markets within the emerging markets category that were more likely to face capacity restraints. The Board also noted the relatively small size of the Fund and the fact that the expenses were being subsidized by management fee waivers. The Board found the expenses of the Fund to be acceptable in view of these factors.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs

48 | Annual Report

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Emerging Markets Small Cap Fund

Board Review of Investment Management Agreement (continued)

incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints so that as the Fund grows in size, its effective management fee rate declines. The investment management agreement for the Fund provides for breakpoints that are above such Fund’s existing asset size, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedule of fees for the Fund provides a sharing of benefits with the Fund and its shareholders. The Board also noted, as previously mentioned in the discussion of comparative expenses, that management had subsidized expenses of the Fund.

Annual Report | 49

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Emerging Markets Small Cap Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

50 | Annual Report

This page intentionally left blank.

This page intentionally left blank.

MARCH 31, 2011

ANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery on **franklintempleton.com**

INTERNATIONAL

Templeton Frontier Markets Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Annual Report

Templeton Frontier Markets Fund

Your Fund’s Goal and Main Investments: Templeton Frontier Markets Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries” as defined in the prospectus. Such companies are organized under the laws of, have a principal office in, or have their principal trading market in frontier market countries; or derive at least 50% of their total revenue or profit from either goods or services produced or sales made in frontier market countries.

Economic and Market Overview

For the 12 months under review, markets started on a positive note but quickly moved lower. Greece’s financial woes and investors’ worries that other countries in the European Union may have similar problems triggered a sell-off in May. The sinking of a South Korean naval ship by a North Korean torpedo and rioting by political protestors in the Thai capital of Bangkok only added to the negative sentiment.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Annual Report | 3

Strong economic data from frontier economies and better-than-expected corporate results, however, led investors to adopt a more positive view. Higher commodity prices and frontier market currencies further supported equity prices.

Northern Africa was rocked in early 2011 by protests against oppressive political regimes, starting in Tunisia and then spreading to Egypt, Libya, Algeria, Bahrain and other countries. The unrest disrupted the market recovery as investors became increasingly worried that contagion could spread further and subsequently derail the global economic recovery. Concerns of an interruption in oil supplies due to turmoil in major oil-producing countries such as Libya led to a sharp oil price spike. High oil prices, coupled with increasing food prices in many markets, further fueled slower global economic growth and inflation concerns.

For the 12-month reporting period, the Morgan Stanley Capital International (MSCI) Frontier Markets Index, which tracks stock performance in global frontier market countries, returned +5.45%, partly due to stronger domestic currencies.1 Mauritius, Ukraine and Qatar were among the top performers, while Egypt, United Arab Emirates and Bahrain lost value and underperformed their frontier market counterparts during the same period.

On the African continent, Nigeria’s much-anticipated launch of the Asset Management Corporation of Nigeria (AMCON), established to buy toxic assets from the banking sector, created excitement toward the end of 2010. Moreover, the strong rebound in oil prices was positive for this oil- and natural gas-rich country. Kenya’s economy benefited from lower inflation, rising tourism and increased exports in key areas such as tea and horticultural products. The country’s adoption of a new constitution in August 2010 also created a more stable political environment, which proved very positive for investor sentiment and market confidence.

In Vietnam, the Vietnamese dong was devalued twice during the period relative to the U.S. dollar, once in August 2010 and again in February 2011. The dong has been devalued four times since November 2009 because of rising inflation, efforts to make Vietnamese exports more competitive and to improve the trade balance.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Annual Report

Investment Strategy

Our investment strategy employs a fundamental, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins and liquidation value. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

Templeton Frontier Markets Fund – Class A posted a +4.79% cumulative total return for the 12 months ended March 31, 2011. In comparison, the MSCI Frontier Markets Index produced a +5.45% total return for the same period.1 Also for comparison, the S&P Frontier Broad Market Index, which tracks performance of relatively small and illiquid frontier market stocks, delivered a total return of +8.03% for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Manager’s Discussion

During the 12-month reporting period, the Fund’s key contributors to absolute performance were South Africa’s largest cellular phone network provider MTN Group, leading Argentinean producer of steel pipes for oil and gas companies Tenaris, and the operator of the only licensed casino in Phnom Penh, Cambodia, NagaCorp. MTN performed well largely because of its exposure to high growth markets in Africa and the Middle East. Tenaris was a beneficiary of higher oil prices and increased investment in the industry. NagaCorp’s share price soared due to better-than-expected corporate earnings in the first half of 2010.

The main stock detractors were West Africa’s leading financial institution, United Bank for Africa (UBA); Kenya’s largest mobile services provider, Safaricom; and Nigeria’s only sugar refinery, Dangote Sugar. UBA’s share price declined due to disappointment about AMCON’s delayed implementation. Taking a long-term view, we believe UBA is well positioned to benefit from

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Annual Report | 5

growth in Nigeria and regional markets due to its strong market position, good brand recognition and what we consider attractive fundamentals. Although aggressive competition adversely impacted Safaricom’s share price during the reporting period, we maintained our confidence in the company’s long-term potential because of our view of its strong brand, healthy balance sheet and attractive valuations. Dangote Sugar was affected by higher raw material prices and limited ability to pass price increases on to consumers. However, we remain positive on Dangote Sugar as our analysis shows it has strong growth prospects, a dominant market position and attractive valuations. The Fund increased its investments in all three stocks, as we sought to take advantage of lower prices.

The Fund received substantial investment inflows during the 12-month period. As a result, we added to our holdings in most markets in the portfolio. Our largest additions were in Nigeria, Argentina, Kenya and Egypt due to their attractive valuations, in our view. We also purchased selective stocks in Kazakhstan, United Arab Emirates, South Africa and Saudi Arabia. Our actions increased our exposure to diversified banking, oil and gas, and telecommunication services companies. Key additions included MTN Group, Kazakhstani oil and gas company KazMunaiGas Exploration Production, and a leading importer and distributor of goods in Africa, CFAO.

We eliminated exposure to some markets where we had relatively small holdings to focus on what we considered to be more attractive stocks in the Fund’s investment universe. In addition, we sold select stocks that reached their target prices. We eliminated our positions in Georgia, the Philippines, Indonesia, Lithuania, Chile, Zambia and Tunisia. Investments in marine ports and services, household products and soft drink companies were also reduced. Major sales included Bank of Georgia, a leading bank operating in Georgia, Ukraine and Belarus; PZ Cussons, an international household products manufacturer and seller to African markets; and Pepsi-Cola Philippines, the licensed bottler of Pepsi beverages in the Philippines.

6 | Annual Report

Performance Summary as of 3/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: TFMAX)		Change	3/31/11	3/31/10
Net Asset Value (NAV)		+$0.65	$15.85	$15.20
Distributions (4/1/10–3/31/11)				
Dividend Income	$0.0511			
Long-Term Capital Gain	$0.0287			
Total	**$0.0798**			
Class C (Symbol: FFRMX)		**Change**	**3/31/11**	**3/31/10**
Net Asset Value (NAV)		+$0.59	$15.65	$15.06
Distributions (4/1/10–3/31/11)				
Long-Term Capital Gain	$0.0287			
Class R (Symbol: n/a)		**Change**	**3/31/11**	**3/31/10**
Net Asset Value (NAV)		+$0.67	$15.86	$15.19
Distributions (4/1/10–3/31/11)				
Dividend Income	$0.0105			
Long-Term Capital Gain	$0.0287			
Total	**$0.0392**			
Advisor Class (Symbol: FFRZX)		**Change**	**3/31/11**	**3/31/10**
Net Asset Value (NAV)		+$0.68	$15.91	$15.23
Distributions (4/1/10–3/31/11)				
Dividend Income	$0.0768			
Long-Term Capital Gain	$0.0287			
Total	**$0.1055**

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund’s ability to invest in smaller company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger company stocks, especially over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The MSCI Frontier Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in frontier markets. The S&P Frontier Broad Market Index (BMI) is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of relatively small and illiquid frontier market securities. Due to data availability, performance for the S&P Frontier BMI is shown starting 11/3/08 using the Fund’s value on that date.

12 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.15%; C: 2.85%; R: 2.35%; and Advisor: 1.85%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

14 | Annual Report

Templeton Global Investment Trust

Financial Highlights

Templeton Frontier Markets Fund

Class A **Per share operating performance** (for a share outstanding throughout the year)	Year Ended March 31, 2011	2010	2009[a]
Net asset value, beginning of year	$15.20	$ 9.38	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.14	0.09	0.02
Net realized and unrealized gains (losses)	0.59	5.94	(0.64)
Total from investment operations	0.73	6.03	(0.62)
Less distributions from:			
Net investment income	(0.05)	(0.11)	—
Net realized gains	(0.03)	(0.10)	—
Total distributions	(0.08)	(0.21)	—
Net asset value, end of year	$15.85	$15.20	$ 9.38
Total return[d]	4.79%	64.72%	(6.20)%
Ratios to average net assets[e]			
Expenses before waiver and payments by affiliates and expense reductions	2.21%	3.03%	5.89%
Expenses net of waiver and payments by affiliates and expense reductions	2.16%	2.08%[f]	2.15%[f]
Net investment income	0.82%	0.67%	0.59%
Supplemental data			
Net assets, end of year (000's)	$122,631	$35,650	$5,123
Portfolio turnover rate	14.30%	7.87%	14.54%

[a]For the period October 14, 2008 (commencement of operations) to March 31, 2009.

[c]Based on average daily shares outstanding.

[f]Benefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Frontier Markets Fund

Class R	Year Ended March 31, 2011	2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the year)			
Net asset value, beginning of year	$15.19	$ 9.38	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.14	0.03	0.08
Net realized and unrealized gains (losses)	0.57	5.95	(0.70)
Total from investment operations	0.71	5.98	(0.62)
Less distributions from:			
Net investment income	(0.01)	(0.07)	—
Net realized gains	(0.03)	(0.10)	—
Total distributions	(0.04)	(0.17)	—
Net asset value, end of year	$15.86	$15.19	$ 9.38
Total return[d]	4.67%	63.95%	(6.20)%
Ratios to average net assets[e]			
Expenses before waiver and payments by affiliates and expense reductions	2.40%	3.30%	5.78%
Expenses net of waiver and payments by affiliates and expense reductions	2.35%	2.35%[f]	2.04%[f]
Net investment income	0.63%	0.40%	0.70%
Supplemental data			
Net assets, end of year (000's)	$54	$50	$24
Portfolio turnover rate	14.30%	7.87%	14.54%

[a]For the period October 14, 2008 (commencement of operations) to March 31, 2009.

[c]Based on average daily shares outstanding.

[f]Benefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Frontier Markets Fund

Advisor Class	Year Ended March 31, 2011	2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the year)			
Net asset value, beginning of year	$15.23	$ 9.40	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.16	0.13	0.06
Net realized and unrealized gains (losses)	0.63	5.93	(0.66)
Total from investment operations	0.79	6.06	(0.60)
Less distributions from:			
Net investment income	(0.08)	(0.13)	—
Net realized gains	(0.03)	(0.10)	—
Total distributions	(0.11)	(0.23)	—
Net asset value, end of year	$15.91	$15.23	$ 9.40
Total return[d]	5.08%	65.00%	(6.00)%
Ratios to average net assets[e]			
Expenses before waiver and payments by affiliates and expense reductions	1.90%	2.80%	5.59%
Expenses net of waiver and payments by affiliates and expense reductions	1.85%	1.85%[f]	1.85%[f]
Net investment income	1.13%	0.90%	0.89%
Supplemental data			
Net assets, end of year (000's)	$102,992	$10,458	$568
Portfolio turnover rate	14.30%	7.87%	14.54%

[a]For the period October 14, 2008 (commencement of operations) to March 31, 2009.

[c]Based on average daily shares outstanding.

[f]Benefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011

Templeton Frontier Markets Fund	Industry	Shares	Value
Closed End Mutual Funds 0.9%			
Romania 0.9%			
SIF Banat-Crisana	Diversified Financials	914,000	$ 401,490
SIF Moldova	Diversified Financials	865,000	437,644
SIF Muntenia	Diversified Financials	1,345,000	390,639
SIF Oltenia	Diversified Financials	967,000	551,071
SIF Transilvania	Diversified Financials	1,820,000	389,097
Total Closed End Mutual Funds (Cost $1,733,033)			2,169,941
Common Stocks 91.8%			
Argentina 7.9%			
[a,b]Grupo Clarin SA, B, GDR, Reg S	Media	313,148	2,927,934
Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	200,904	4,982,419
Tenaris SA, ADR	Energy Equipment & Services	53,216	2,632,063
Ternium SA, ADR	Metals & Mining	100,200	3,601,188
[a]Ultrapetrol Bahamas Ltd.	Marine	223,607	1,135,924
YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	99,948	4,451,684
			19,731,212
Bahrain 1.0%			
[b]Aluminium Bahrain BSC, GDR, Reg S	Metals & Mining	210,186	2,383,124
Cambodia 2.1%			
NagaCorp Ltd.	Hotels, Restaurants & Leisure	25,167,611	5,176,757
Canada 1.5%			
Pacific Rubiales Energy Corp.	Oil, Gas & Consumable Fuels	139,025	3,856,231
Cyprus 0.3%			
[a,b]Sintal Agriculture Ltd., GDR, Reg S	Food Products	166,847	791,986
Egypt 7.5%			
Alexandria Mineral Oils Co.	Chemicals	234,872	2,187,330
[a]Commercial International Bank Egypt SAE	Commercial Banks	32,000	176,981
Eastern Tobacco	Tobacco	122,506	2,165,825
[a]Egyptian Financial and Industrial Co.	Chemicals	60,880	163,246
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	316,627	1,902,047
Maridive & Oil Services SAE	Energy Equipment & Services	728,031	2,460,745
[a,b]Orascom Telecom Holding SAE, GDR, Reg S	Wireless Telecommunication Services	1,951,820	7,197,336
Paints & Chemical Industries Co. SAE	Chemicals	81,820	562,628
Telecom Egypt	Diversified Telecommunication Services	636,170	1,857,431
			18,673,569
France 2.6%			
[a]CFAO SA	Distributors	173,125	6,497,021
Ghana 1.5%			
Ecobank Transnational Inc.	Commercial Banks	36,488,358	3,787,638

Annual Report | 19

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 (continued)

20 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Frontier Markets Fund	Industry	Shares	Value
Common Stocks (continued)			
Nigeria (continued)			
United Bank for Africa PLC	Commercial Banks	97,204,720	$ 4,763,093
Zenith Bank PLC	Commercial Banks	43,118,150	4,356,295
			33,047,086
Oman 2.9%			
AES Barka SAOG	Multi-Utilities	120,780	407,829
Bank Muscat SAOG	Commercial Banks	3,240,158	5,781,788
Ominvest	Capital Markets	984,731	1,130,522
			7,320,139
Pakistan 0.4%			
Fauji Fertilizer Co. Ltd.	Chemicals	20,625	33,345
Indus Motor Co. Ltd.	Automobiles	353,525	871,076
			904,421
Panama 3.9%			
Banco Latinoamericano de Comercio Exterior SA	Commercial Banks	205,440	3,586,982
Copa Holdings SA	Airlines	115,800	6,114,240
			9,701,222
Peru 3.3%			
Compania de Minas Buenaventura SA, ADR	Metals & Mining	82,470	3,543,736
Credicorp Ltd.	Commercial Banks	44,600	4,679,878
			8,223,614
Qatar 4.1%			
Commercial Bank of Qatar	Commercial Banks	115,015	2,432,141
Qatar Electricity & Water Co.	Multi-Utilities	69,898	2,647,113
Qatar National Bank	Commercial Banks	29,048	1,094,495
Qatar Telecom QSC	Diversified Telecommunication Services	111,366	4,150,267
			10,324,016
Republic of Serbia 0.2%			
[a] AIK Banka AD	Commercial Banks	7,806	429,843
Romania 3.0%			
BRD-Groupe Societe Generale	Commercial Banks	1,099,370	5,630,238
[a] SC Bursa De Valori Bucuresti SA	Diversified Financial Services	18,400	275,108
[a] Vimetco NV, GDR	Metals & Mining	412,100	1,596,887
			7,502,233
South Africa 5.4%			
MTN Group Ltd.	Wireless Telecommunication Services	667,300	13,468,187
Ukraine 2.0%			
[a] Agroton Public Ltd.	Food Products	278,500	3,618,858
[a] MHP SA, GDR	Food Products	78,480	1,488,373
			5,107,231

Annual Report | 21

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 (continued)

22 | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 27

Templeton Global Investment Trust

Notes to Financial Statements

Templeton Frontier Markets Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Frontier Markets Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the

28 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S.

Annual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Participatory Notes

The Fund may invest in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of March 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements.

30 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Annual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

32 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

For the year ended March 31, 2011, the Fund paid transfer agent fees of $190,719, of which $87,571 was retained by Investor Services.

34 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.85% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended March 31, 2011, there were no credits earned.

5. INCOME TAXES

The tax character of distributions paid during the years ended March 31, 2011 and 2010, was as follows:

At March 31, 2011, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Annual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2011, aggregated $210,280,851 and $19,193,804, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

36 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

9. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended March 31, 2011, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Annual Report | 37

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Frontier Markets Fund

10. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

38 | Annual Report

Templeton Global Investment Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton Frontier Markets Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Frontier Markets Fund (the “Fund”) at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California May 18, 2011

Annual Report | 39

Templeton Global Investment Trust

Tax Designation (unaudited)

Templeton Frontier Markets Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $363,130 as a long term capital gain dividend for the fiscal year ended March 31, 2011.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $1,454,500 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2010, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 9, 2010, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class C, Class R, and Advisor Class shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

40 | Annual Report

Templeton Global Investment Trust

Tax Designation (unaudited) (continued)

Templeton Frontier Markets Fund

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

In January 2011, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2010. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2010 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 41

Templeton Global Investment Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Harris J. Ashton (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 1994	130	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Ann Torre Bates (1958) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2008	32	SLM Corporation (Sallie Mae), Ares Capital Corporation (specialty finance company) and Allied Capital Corporation (financial services) (2003-2010).
Principal Occupation During Past 5 Years: Independent strategic and financial consultant; and **formerly,** Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).				
Frank J. Crothers (1944) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	Fortis, Inc. (utility holding company) and AML Foods Limited (retail distributors).
Principal Occupation During Past 5 Years: Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and **formerly,** Chairman, Atlantic Equipment and Power Ltd. (1977-2003).				
Edith E. Holiday (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Lead Independent Trustee	Trustee since 1996 and Lead Independent Trustee since 2007	130	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

42 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
J. Michael Luttig (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394	Trustee	Since 2009	130	Boeing Capital Corporation (aircraft financing).
Principal Occupation During Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
David W. Niemiec (1949) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	24	Emeritus Corporation (assisted living) (1999-2010) and OSI Pharmaceuticals, Inc. (pharmaceutical products) (2006-2010).
Principal Occupation During Past 5 Years: Advisor, Saratoga Partners (private equity fund); and **formerly,** Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).				
Frank A. Olson (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2003	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
Constantine D. Tseretopoulos (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	None
Principal Occupation During Past 5 Years: Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and **formerly,** Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).				

Annual Report | 43

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert E. Wade (1946) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	39	El Oro Ltd (investments).

Principal Occupation During Past 5 Years:
Attorney at law engaged in private practice (1973-2009) and member of various boards.

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee, Chairman of the Board and Vice President	Trustee and Vice President since 1994 and Chairman of the Board since 1995	130	None

Principal Occupation During Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2006	88	None

Principal Occupation During Past 5 Years:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

44 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1996	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
Gary P. Motyl (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	President and Chief Executive Officer – Investment Management	Since 2007	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.				

Annual Report | 45

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of
Franklin Resources, Inc. (Resources), which is the parent company of the Trust’s investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.
Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and
Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since
2008. She currently serves as a director of SLM Corporation and Ares Capital Corporation and was formerly a director of Allied Capital Corporation from 2003 to 2010, Executive
Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a member of the Fund Audit
Committee since 2006, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice
Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that
Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission
Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

46 | Annual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Frontier Markets Fund

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Templeton Frontier Markets Fund, one of the separate funds comprising Templeton Global Investment Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically

Annual Report | 47

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Frontier Markets Fund

Board Review of Investment Management Agreement (continued)

furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report for the Fund showed the total return of its Class A shares during 2010 and 2009, being the Fund’s first two full years of operation, in comparison to a Lipper performance universe consisting of all retail and institutional emerging markets funds. The Lipper report showed the Fund’s total return for 2010 to be in the upper half of such performance universe, and its total return for 2009 to be in the fifth or lowest performing quintile of such universe. The Board did not believe such performance to be particularly meaningful in view of this Fund’s brief period of operation.

48 | Annual Report

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Frontier Markets Fund

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper reports for the Fund showed its contractual management fee rate to be the highest in its Lipper expense group, and its actual total expense ratio to be the highest or second highest in such group. In discussing the fees and expenses of the Fund, management pointed out that the Fund’s investments were concentrated in specialized markets within the emerging markets category that were more likely to face capacity restraints. The Board also noted the relatively small size of the Fund and the fact that the expenses were being subsidized by management fee waivers. The Board found the expenses of the Fund to be acceptable in view of these factors.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its

Annual Report | 49

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Frontier Markets Fund

Board Review of Investment Management Agreement (continued)

affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The investment management agreement for the Fund provides for breakpoints that are above such Fund’s existing asset size, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedule of fees for the Fund provides a sharing of benefits with the Fund and its shareholders. The Board also noted, as previously mentioned in the discussion of comparative expenses, that management had subsidized expenses of the Fund.

50 | Annual Report

Templeton Global Investment Trust

Shareholder Information (continued)

Templeton Frontier Markets Fund Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 51

This page intentionally left blank.

MARCH 31, 2011

ANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
on **franklintempleton.com**

INTERNATIONAL

Templeton Asian Growth Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Annual Report

Templeton Asian Growth Fund

Your Fund’s Goal and Main Investments: Templeton Asian Growth Fund seeks long-

term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities of companies located in the Asian region (excluding Australia, New Zealand and Japan) as defined in the prospectus. Such companies have their principal securities trading markets in, derive at least 50% of their total revenues or profits from goods or services produced or sales made in, have at least

50% of their assets in, are linked to currencies of, or are organized under the laws of or have principal offices in, Asia region countries.

This annual report for Templeton Asian Growth Fund covers the period since the Fund’s inception on November 1, 2010, through March 31, 2011.

Economic and Market Overview

Equity markets started the reporting period on a positive note but quickly moved lower. Concerns of a wider debt crisis in the eurozone resurfaced after
Ireland became the second European Union country to accept emergency finan-
cial aid, in November 2010. Expectations grew that Portugal and Spain could also require financial support, leading investors to adopt a more cautious view.

Strong economic data from Asian economies and better-than-expected corpo-
rate results, however, helped bolster investor confidence. Higher commodity prices and emerging market currencies further supported equity prices, which peaked in early January 2011.

Unrest in the Middle East and North Africa in early 2011 disrupted the mar-
ket recovery as investors became increasingly worried that contagion from the region could spread and subsequently derail the global economic recov-
ery. Concerns of an interruption in oil supplies due to turmoil in major oil-producing countries such as Libya led to a sharp oil price spike. High oil prices, coupled with increasing food prices in many markets, further fueled slower global economic growth and inflation concerns, especially in China

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Annual Report | 3

and India. Investors also worried about the wider impact of Japan’s largest-
ever earthquake, tsunami and radiation leakage from damage at the country’s nuclear plants.

The stock price correction was short-lived as investors focused on the long-
term opportunities and prospects of Asian markets. For the five-month period since the Fund’s inception, the Morgan Stanley Capital International
(MSCI) All Country (AC) Asia ex-Japan Index, which tracks stock perform-
ance in Asia excluding Japan, returned +5.24%, partly due to stronger domestic currencies.[1] South Korea, Pakistan and Thailand were among the top performers while India, China and Indonesia underperformed their regional counterparts.

Investment Strategy

When choosing equity investments for the Fund, we apply a fundamental, value-oriented, long-term approach, focusing on the market price of a com-
pany’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to assess factors such as management strength and local conditions.
We also consider a company’s price/earnings ratio, profit margins and liqui-
dation value.

Performance Overview

Templeton Asian Growth Fund – Class A had a -0.20% cumulative total return from inception on November 1, 2010, through March 31, 2011. In comparison, the MSCI AC Asia ex-Japan Index posted a total return of
+5.24% for the same period.[1] Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the
Fund’s return reflects the effect of fees and expenses for professional manage-
ment, while an index does not have such costs. You can find more of the
Fund’s performance data in the Performance Summary beginning on page 9.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Annual Report

Manager’s Discussion

For the reporting period, although the Fund had a small loss, several holdings performed well. The main contributors to the Fund’s absolute performance included a leading Indonesian bank, Bank Danamon Indonesia; key Indonesian car and motorcycle company Astra International; and one of China’s largest oil and gas companies, PetroChina. All three companies ended the reporting period with double-digit returns. Bank Danamon and Astra benefited from a strong economic recovery and rising consumer purchasing power in Indonesia. A major beneficiary of China’s robust economic growth, strong energy demand and higher oil prices, PetroChina outperformed its Chinese industry peers during the reporting period.

The major detractors included Chinese oil well pipes manufacturer Anhui Tianda Oil Pipe, leading Pakistani bank Faysal Bank, and major Pakistani oil and gas producer Oil & Gas Development (OGDC). All three stocks ended the reporting period with double-digit declines. Tianda’s share price fell mainly because of cost pressure and eroded profit margins. We maintain a positive view on the company based on our assessment of valuations and the long-term potential demand for oil pipes driven by higher oil prices. The share price of Faysal Bank was negatively affected by lackluster 2010 annual results and the lack of dividends. However, in our view, the bank’s favorable valuations and strong position in the consumer finance sector provided us reasons to remain confident. OGDC corrected from its four-year high as investors realized gains after strong stock performance. One of the largest listed companies in Pakistan, OGDC remains attractively valued with good fundamentals, in our analysis.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. From the Fund’s inception on November 1, 2010, through March 31, 2011, the U.S. dollar decreased in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Annual Report | 5

We followed a fundamental approach and made selective investments in Thailand, Indonesia and China via Hong Kong-listed H shares.2 We also indentified companies with strong fundamentals and purchased stocks in Pakistan, India and South Korea. During the reporting period, new holdings included diversified bank, oil and gas, and metals and mining companies. In addition, we initiated holdings in companies in automobile manufacturing, apparel, accessories and luxury goods, and construction. Key purchases included leading South Korean construction firm and residential property developer Hyundai Development, major Chinese commercial bank China Merchants Bank, and the aforementioned Astra International.

In our analysis, commodities-related companies have long-term growth potential in general because of likely continued demand for commodities from emerging markets and relatively limited supply. Infrastructure development in emerging markets has also led to demand for hard commodities such as metals. We also favored consumer stocks. With Asia’s rising per-capita income and strong demand for consumer goods, such stocks have positive earnings growth potential in our view. We think liberalization and consolidation of Asia’s financial and banking sectors could unlock hidden value and allow corporations to benefit from regional consumers’ growing financial needs.

2. “H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.

6 | Annual Report

Thank you for your participation in Templeton Asian Growth Fund. We look forward to serving your future investment needs.

Portfolio Management Team Templeton Asian Growth Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Mark Mobius, Ph.D., executive chairman of Templeton Emerging Markets Group, currently directs analysts based in Templeton's 17 emerging markets offices and manages the emerging markets portfolios. Dr. Mobius has spent more than 40 years working in emerging markets all over the world. He joined Franklin Templeton Investments in 1987 as president of the Templeton Emerging Markets Fund, Inc. In 1999, he was appointed joint chairman of the Global Corporate Governance Forum Investor Responsibility Taskforce of the World Bank and Organization for Economic Cooperation and Development. He has received numerous awards for his investment expertise and has written several books on investing.

Allan Lam joined the Templeton organization in 1987. He manages investment portfolios dedicated to global emerging markets and Asia (ex Japan); he has research responsibilities for companies in the real estate and the oil and gas sectors; he also specializes in analyzing companies listed in the Philippines. Prior to joining Templeton, Mr. Lam worked in Hong Kong as an auditor for KPMG Peat Marwick, CPA, and Deloitte Touche Tohmatsu, CPA.

Dennis Lim joined Templeton Asset Management, Ltd. in 1990. He co-manages a number of Templeton's emerging markets funds. He has research responsibilities for Southeast Asian markets and is also responsible for telecommunications companies in emerging markets. Prior to joining Templeton, Mr. Lim worked for the Government of Singapore's Ministry of National Development. He is a specialist in building regulations and urban planning requirements in Singapore and the Southeast Asian region. Mr. Lim was appointed as a director of Templeton Asset Management Ltd. in August 1995.

8 | Annual Report

Performance Summary as of 3/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) for each class do not exceed 1.85% (other than certain nonroutine expenses) until 7/31/11.

10 | Annual Report

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. The Fund is designed for the aggressive portion of a well-diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares. Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total return would have been lower. 2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.05%; C: 2.85%; and Advisor: 1.85%), multiplied by the average account value over the period, multiplied by 182/365 (Hypothetical) to reflect the one-half year period. For Actual expenses, the multiplier is 150/365 to reflect the number of days since inception.

Annual Report | 13

[a]For the period November 1, 2010 (commencement of operations) to March 31, 2011.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

[a]For the period November 1, 2010 (commencement of operations) to March 31, 2011.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

[a]For the period November 1, 2010 (commencement of operations) to March 31, 2011.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Investment Trust

Statement of Investments, March 31, 2011

Annual Report | 17

Templeton Global Investment Trust

Statement of Investments, March 31, 2011 *(continued)*

Templeton Asian Growth Fund	Industry	Shares	Value
Common Stocks (continued)			
Thailand (continued)			
Siam Commercial Bank PCL, fgn.	Commercial Banks	71,000	$ 253,446
Univanich Palm Oil PCL, fgn.	Food Products	90,200	237,761
			1,297,746
Total Common Stocks (Cost $8,404,075)			8,465,609
		Principal Amount	
Short Term Investments (Cost $1,100,000) 12.0%			
U.S. Government and Agency Securities 12.0%			
United States 12.0%			
[d]FHLB, 4/01/11		$1,100,000	1,100,000
Total Investments (Cost $9,504,075) 104.1%			9,565,609
Other Assets, less Liabilities (4.1)%			(372,255)
Net Assets 100.0%			$9,193,354

See Abbreviations on page 31.

[a]Non-income producing.
[b]Security purchased on a delayed delivery basis. See Note 1(c).
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2011,
the value of this security was $279,571, representing 3.04% of net assets.
[d]The security is traded on a discount basis with no stated coupon rate.

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Investment Trust

Notes to Financial Statements

Templeton Asian Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Asian Growth Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective November 1, 2010, the Fund commenced operations offering three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

22 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

Annual Report | 23

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of March 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in

24 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Taxes (continued)

the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Annual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.

26 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Effective May 1, 2011, the Fund will pay fees based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

Annual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for the class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Distribution fees were not charged on shares held by affiliates.

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period March 31, 2011, the Fund paid transfer agent fees of $3,458, of which $1,655 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.85% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2011.

28 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
g.	Other Affiliated Transactions

At March 31, 2011, Franklin Advisers Inc., (an affilliate of the investment manager) owned 54.05% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2011, there were no credits earned.

5. INCOME TAXES

At March 31, 2011, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, non-deductible expenses and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2011, aggregated $9,140,780 and $754,250, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Annual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended March 31, 2011, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

30 | Annual Report

Templeton Global Investment Trust

Notes to Financial Statements (continued)

Templeton Asian Growth Fund

9. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS Selected Portfolio ADR - American Depository Receipt FHLB - Federal Home Loan Bank GDR - Global Depository Receipt

Annual Report | 31

Templeton Global Investment Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton Asian Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Asian Growth Fund (the “Fund”) at March 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 2010 (commencement of operations) through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California May 18, 2011

32 | Annual Report

Templeton Global Investment Trust

Tax Designation (unaudited)

Templeton Asian Growth Fund

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $20,181 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2011, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2011 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

In January 2012, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2011.

Annual Report | 33

Templeton Global Investment Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Harris J. Ashton (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 1994	130	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Ann Torre Bates (1958) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2008	32	SLM Corporation (Sallie Mae), Ares Capital Corporation (specialty finance company) and Allied Capital Corporation (financial services) (2003-2010).
Principal Occupation During Past 5 Years: Independent strategic and financial consultant; and **formerly,** Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).				
Frank J. Crothers (1944) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	Fortis, Inc. (utility holding company) and AML Foods Limited (retail distributors).
Principal Occupation During Past 5 Years: Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and **formerly,** Chairman, Atlantic Equipment and Power Ltd. (1977-2003).				
Edith E. Holiday (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Lead Independent Trustee	Trustee since 1996 and Lead Independent Trustee since 2007	130	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

34 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
J. Michael Luttig (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394	Trustee	Since 2009	130	Boeing Capital Corporation (aircraft financing).
Principal Occupation During Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
David W. Niemiec (1949) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	24	Emeritus Corporation (assisted living) (1999-2010) and OSI Pharmaceuticals, Inc. (pharmaceutical products) (2006-2010).
Principal Occupation During Past 5 Years: Advisor, Saratoga Partners (private equity fund); and **formerly,** Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).				
Frank A. Olson (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2003	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
Constantine D. Tseretopoulos (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2001	24	None
Principal Occupation During Past 5 Years: Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and **formerly,** Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).				

Annual Report | 35

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert E. Wade (1946) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	39	El Oro Ltd (investments).

Principal Occupation During Past 5 Years:
Attorney at law engaged in private practice (1973-2009) and member of various boards.

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee, Chairman of the Board and Vice President	Trustee and Vice President since 1994 and Chairman of the Board since 1995	130	None

Principal Occupation During Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2006	88	None

Principal Occupation During Past 5 Years:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director of Compliance, Franklin Resources, Inc. (1994-2001).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

36 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1996	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
Gary P. Motyl (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	President and Chief Executive Officer – Investment Management	Since 2007	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.				

Annual Report | 37

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the
Fund Audit Committee since 2008. She currently serves as a director of SLM Corporation and Ares Capital Corporation and was formerly a director of Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec
has served as a member of the Fund Audit Committee since 2006, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to
2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg
Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such back-
ground and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial state-
ments that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Templeton Global Investment Trust

Shareholder Information

Templeton Asian Growth Fund Investment Management Agreement

At a meeting held May 18, 2010, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved the initial investment management agreement for the Fund. On March 1, 2011, the Board approved an amendment to the investment management agreement for the Fund effective May 1, 2011, reducing fees, so as to be at a rate of 1.10% on the first $1 billion of Fund net assets; 1.05% on the next $4 billion of Fund net assets; 1.00% on the next $5 billion of Fund net assets; 0.95% on the next $5 billion of Fund net assets; 0.90% on the next $5 billion of Fund net assets; and 0.85% on Fund net assets in excess of $20 billion.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records will also be made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 39

This page intentionally left blank.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.
(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $188,159 for the fiscal year ended March 31, 2011 and $144,212 for the fiscal year ended March 31, 2010.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $2,065 the fiscal year ended March 31, 2011 and $1,895 for the fiscal year ended March 31, 2010. The services for which these fees were paid included preparation of tax returns for foreign governments.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $60,000 for the fiscal year ended March 31, 2011 and $2,000 for the fiscal year ended March 31, 2010. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments, and derivative instruments.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $834 for the fiscal year ended March 31, 2011 and $0 for the fiscal year ended March 31, 2010. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $143,966 for the fiscal year ended March 31, 2011 and $0 for the fiscal year ended March 31, 2010. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e)	(2) None of the services provided to the registrant described in paragraphs
(b)	-(d) of Item 4 were approved by the audit committee pursuant to paragraph

(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	The aggregate audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $206,865 for the fiscal year ended March 31, 2011 and $3,895 for the fiscal year ended March 31, 2010.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Securities Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant changes in

the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer - Finance and
       Administration
Date May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer - Finance and
       Administration
Date May 26, 2011

By /s/ MARK H. OTANI
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date May 26, 2011